UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

Sovereign Investors Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By Sovereign Asset Management, a division of
MFC Global Investment Management (U.S.), LLC

There was volatility aplenty during the 12-month period ended October 31, 2009. From November through early March, stock prices retreated, leaving the Standard & Poor’s 500 Index at levels not seen since 1996. Then, aided by a variety of fiscal and monetary stimulus efforts, the index embarked on a sustained and vigorous rally. Reflecting the improving climate, the U.S. economy grew at an annualized rate of 3.5% in the third quarter, ending a string of four consecutive declining quarters. For the 12 months ended October 31, 2009, the S&P 500 Index finished with a return of 9.80%, while the average large-cap blend fund monitored by Morningstar, Inc. recorded an average 11.86% result.

In the same 12-month period, John Hancock Sovereign Investors Fund’s Class A shares returned 8.75% at net asset value. During the market’s declining phases, the Fund outperformed its benchmark, as investors were on the defensive and focused on the kind of mega-cap, high-quality, dividend-paying stocks the Fund typically owns. However, the Fund lost ground versus the benchmark when share prices turned higher and investors adopted a more speculative approach, favoring lower-quality names with smaller capitalizations.

Stock selection in financials, utilities and industrials aided performance. One contributor was JPMorgan Chase & Co., one of the better-capitalized commercial banks. An improving environment for debt and equity issuance, along with more activity in corporate mergers and acquisitions, benefited JPMorgan’s revenues and earnings. A large overweighting in asset manager T. Rowe Price Group Inc. also bolstered our results, as did Questar Corp., a natural gas provider, Emerson Electric Co. and heavy equipment maker Caterpillar, Inc. Conversely, our picks in energy, health care and consumer staples detracted, along with modest positions in cash and short-term fixed-income securities. Energy holdings Apache Corp., Devon Energy Corp. and Schlumberger Ltd. hampered our results due to weakness in energy prices earlier in the period. We sold all three stocks. In health care, drug maker Abbott Laboratories detracted, as did medical device maker Medtronic, Inc. In consumer staples, discount retailer Wal-Mart Stores, Inc. lagged.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Sovereign Investors Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]

A	3.30	0.27	–0.30	—	3.30	1.35	–2.95	—

B	2.95	0.29	–0.34	—	2.95	1.48	–3.38	—

C	6.93	0.60	–0.48	—	6.93	3.03	–4.74	—

I1	9.28	1.81	—	2.13	9.28	9.37	—	13.28

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.20%, Class B —1.90%, Class C — 1.90% and Class I — 0.73%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From December 1, 2003.

Annual report | Sovereign Investors Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	10-31-99	$9,662	$9,662	$9,090

C2	10-31-99	9,526	9,526	9,090

I3	12-1-03	11,328	11,328	10,905

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I shares prospectus.

8	Sovereign Investors Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended on 10-31-09[1]

Class A	$1,000.00	$1,186.50	$7.38

Class B	1,000.00	1,182.50	11.28

Class C	1,000.00	1,182.90	11.11

Class I	1,000.00	1,189.20	4.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Sovereign Investors Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended on 10-31-09[1]

Class A	$1,000.00	$1,018.50	$6.82

Class B	1,000.00	1,014.90	10.41

Class C	1,000.00	1,015.00	10.26

Class I	1,000.00	1,020.80	4.48

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.34%, 2.05%, 2.02% and 0.88% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Sovereign Investors Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

International Business Machines Corp.	3.7%	Wal-Mart Stores, Inc.	2.9%

Abbott Laboratories	3.4%	3M Co.	2.8%

Microsoft Corp.	3.4%	PepsiCo, Inc.	2.7%

Chevron Corp.	3.3%	Exxon Mobil Corp.	2.6%

Hewlett-Packard Co.	3.0%	Philip Morris International, Inc.	2.4%

Sector Composition[2,3]

Information Technology	22%	Materials	6%

Financials	13%	Consumer Discretionary	5%

Energy	12%	Utilities	4%

Health Care	12%	Telecommunication Services	1%

Industrials	12%	Short-Term Investments & Other	2%

Consumer Staples	11%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Sovereign Investors Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 98.19%		$532,588,548

(Cost $418,546,775)

Consumer Discretionary 4.68%		25,400,209

Hotels, Restaurants & Leisure 1.42%

Darden Restaurants, Inc.	160,000	4,849,599

Marriott International, Inc. (Class A) (L)	115,000	2,881,900

Multiline Retail 1.45%

Target Corp.	162,000	7,845,660

Specialty Retail 1.81%

TJX Cos., Inc.	263,000	9,823,050

Consumer Staples 11.16%		60,547,332

Beverages 3.75%

Diageo PLC, SADR	90,000	5,851,800

PepsiCo, Inc. (L)	239,825	14,521,404

Food & Staples Retailing 4.47%

CVS Caremark Corp.	234,000	8,260,200

Wal-Mart Stores, Inc.	321,500	15,972,120

Household Products 0.50%

Procter & Gamble Co.	47,000	2,726,000

Tobacco 2.44%

Philip Morris International, Inc.	279,050	13,215,808

Energy 12.23%		66,344,352

Energy Equipment & Services 1.14%

Halliburton Co.	211,000	6,163,310

Oil, Gas & Consumable Fuels 11.09%

Chevron Corp.	235,400	18,017,516

EOG Resources, Inc.	120,000	9,799,200

Exxon Mobil Corp.	199,872	14,324,826

Royal Dutch Shell PLC, ADR	154,000	9,149,140

Total SA, SADR (L)	148,000	8,890,360

Financials 13.55%		73,498,011

Capital Markets 6.63%

Charles Schwab Corp.	265,000	4,595,100

Federated Investors, Inc. (Class B) (L)	200,000	5,250,000

Goldman Sachs Group, Inc.	44,000	7,487,480

State Street Corp.	237,000	9,949,260

T. Rowe Price Group, Inc. (L)	178,500	8,698,305

See notes to financial statements

12	Sovereign Investors Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Diversified Financial Services 2.39%

JPMorgan Chase & Co.	310,740	$12,979,610

Insurance 4.53%

Aflac, Inc.	117,400	4,870,926

Chubb Corp.	176,000	8,539,520

MetLife, Inc.	327,000	11,127,810

Health Care 12.34%		66,932,280

Health Care Equipment & Supplies 4.30%

Becton, Dickinson & Co.	148,000	10,117,280

DENTSPLY International, Inc.	258,000	8,503,680

Medtronic, Inc.	132,000	4,712,400

Pharmaceuticals 8.04%

Abbott Laboratories	362,000	18,306,340

Johnson & Johnson	176,000	10,392,800

Merck & Co., Inc. (I)(L)	170,000	5,258,100

Teva Pharmaceutical Industries, Ltd., SADR	191,000	9,641,680

Industrials 11.79%		63,922,289

Aerospace & Defense 2.87%

General Dynamics Corp.	42,000	2,633,400

United Technologies Corp.	210,000	12,904,500

Electrical Equipment 2.08%

Emerson Electric Co.	299,000	11,287,250

Industrial Conglomerates 4.47%

3M Co.	208,000	15,302,560

General Electric Co.	628,350	8,960,271

Machinery 1.32%

Caterpillar, Inc. (L)	130,200	7,168,812

Road & Rail 1.05%

Norfolk Southern Corp.	121,525	5,665,496

Information Technology 21.82%		118,364,413

Communications Equipment 2.70%

Cisco Systems, Inc. (I)	302,000	6,900,700

QUALCOMM, Inc.	187,000	7,743,670

Computers & Peripherals 7.74%

Apple, Inc. (I)	16,000	3,016,000

EMC Corp. (I)	170,000	2,799,900

Hewlett-Packard Co.	340,000	16,136,400

International Business Machines Corp.	166,300	20,057,443

Internet Software & Services 2.31%

Google, Inc. (Class A) (I)	23,360	12,523,763

IT Services 0.79%

Paychex, Inc.	150,000	4,261,500

Semiconductors & Semiconductor Equipment 4.88%

Intel Corp.	300,000	5,733,000

Linear Technology Corp. (L)	371,500	9,614,420

Maxim Integrated Products, Inc.	290,000	4,834,300

Microchip Technology, Inc. (L)	263,000	6,301,480

See notes to financial statements

Annual report | Sovereign Investors Fund	13

F I N A N C I A L  S T A T E M E N T S

			Shares	Value
Software 3.40%

Microsoft Corp.			665,050	$18,441,837

Materials 5.88%				31,859,462

Chemicals 4.11%

Air Products & Chemicals, Inc.			152,000	11,723,760

E.I. Du Pont de Nemours & Co.			172,000	5,473,040

Praxair, Inc.			63,800	5,068,272

Containers & Packaging 0.49%

Bemis Co., Inc.			103,000	2,660,490

Metals & Mining 1.28%

Nucor Corp.			174,000	6,933,900

Telecommunication Services 1.17%				6,366,160

Diversified Telecommunication Services 1.17%

AT&T, Inc.			248,000	6,366,160

Utilities 3.57%				19,354,040

Electric Utilities 1.39%

FPL Group, Inc.			154,000	7,561,400

Gas Utilities 2.18%

Questar Corp.			296,000	11,792,640

		Yield*	Shares	Value

Short-Term Investments 10.38%				$56,310,626

(Cost $56,298,133)

Cash Equivalents 9.04%				49,008,633
John Hancock Collateral Investment Trust (T)(W)		0.2561% (Y)	4,895,772	49,008,633

Repurchase Agreement 0.42%				2,302,000
Repurchase Agreement with State Street Corp.
dated 10-30-09 at 0.01% to be repurchased
at $2,302,002 on 11-2-09, collateralized by
$2,275,000 Federal Home Loan Mortgage
Corporation, 7.00% due 3-15-10 (valued at
$2,351,782, including interest)			2,302,000	2,302,000

		Maturity
	Yield*	date	Par value	Value
U.S. Government Agency 0.92%				4,999,993
Federal Home Loan Bank,
Discount Note	0.050%	11-2-09	$5,000,000	4,999,993

Total investments (Cost $474,844,908)† 108.57%				$588,899,174

Other assets and liabilities, net (8.57%)				($46,488,094)

Total net assets 100.00%				$542,411,080

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

14	Sovereign Investors Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

* Yield represents either the annualized yield at date of purchase, the stated coupon rate, or, for floating rate securities, the rate at period end.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2009.

(T) Represents investment of security lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of October 31, 2009.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $476,128,680. Net unrealized appreciation aggregated $112,770,494, of which $129,191,651 related to appreciated investment securities and $16,421,157 related to depreciated investment securities.

See notes to financial statements

Annual report | Sovereign Investors Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $425,848,768) including
$46,475,480 of securities loaned (Note 2)	$539,890,541
Investments in affiliated issuers, at value (Cost $48,996,140) (Note 2)	49,008,633

Total investments, at value (Cost $474,844,908)	588,899,174
Cash	868
Receivable for investments sold	5,128,128
Receivable for fund shares sold	457,439
Dividends and interest receivable	589,366
Receivable for securities lending income	5,052
Other receivables	180,158

Total assets	595,260,185

Liabilities

Payable for investments purchased	2,721,632
Payable for fund shares repurchased	800,624
Payable upon return of securities loaned (Note 2)	48,991,444
Payable to affiliates
Accounting and legal services fees	1,878
Transfer agent fees	153,281
Other liabilities and accrued expenses	180,246

Total liabilities	52,849,105

Net assets

Capital paid-in	$473,259,523
Accumulated distributions in excess of net investment income	(81,937)
Accumulated net realized loss on investments	(44,820,772)
Net unrealized appreciation on investments	114,054,266

Net assets	$542,411,080

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($491,482,203 ÷ 35,517,907 shares)	$13.84
Class B ($33,553,409 ÷ 2,434,702 shares)[1]	$13.78
Class C ($13,048,519 ÷ 944,592 shares)[1]	$13.81
Class I ($4,326,949 ÷ 312,201 shares)	$13.86

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.57

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Sovereign Investors Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned, expenses incurred in operating the Fund and net gains (losses) for the period stated.

Investment income

Dividends	$12,466,820
Securities lending	62,453
Interest	30,991
Less foreign taxes withheld	(133,392)

Total investment income	12,426,872

Expenses

Investment management fees (Note 4)	3,026,577
Distribution and service fees (Note 4)	1,804,845
Accounting and legal services fees (Note 4)	86,896
Transfer agent fees (Note 4)	1,614,638
Trustees’ fees (Note 5)	42,085
State registration fees	40,435
Printing and postage fees	99,137
Professional fees	80,248
Custodian fees	71,371
Registration and filing fees	14,811
Proxy fees	151,417
Other	16,491

Total expenses	7,048,951
Less expense reductions (Note 4)	(67,833)

Net expenses	6,981,118

Net investment income	5,445,754

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(36,865,659)
Investments in affiliated issuers	4,696
(36,860,963)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	70,574,612
Investments in affiliated issuers	12,493
70,587,105
Net realized and unrealized gain	33,726,142
Increase in net assets from operations	$39,171,896

See notes to financial statements

Annual report | Sovereign Investors Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	10-31-09	10-31-08[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$5,445,754	$6,688,518	$8,652,476
Net realized gain (loss)	(36,860,963)	(7,857,430)	99,716,573
Change in net unrealized appreciation
(depreciation)	70,587,105	(209,244,073)	(39,732,880)

Increase (decrease) in net assets resulting
from operations	39,171,896	(210,412,985)	68,636,169

Distributions to shareholders
From net investment income
Class A	(5,319,390)	(6,486,163)	(8,278,838)
Class B	(176,828)	(277,712)	(314,568)
Class C	(51,200)	(58,262)	(51,346)
Class I	(159,064)	(4,766)	(639)
Class R1[2]	(371)	(543)	(677)
From net realized gain
Class A	—	(17,893,930)	(73,843,171)
Class B	—	(1,590,592)	(7,808,740)
Class C	—	(346,792)	(1,362,764)
Class I	—	(10,139)	(3,533)
Class R1	—	(4,232)	(13,359)

Total distributions	(5,706,853)	(26,673,131)	(91,677,635)

From Fund share transactions (Note 6)	(46,378,978)	(60,239,127)	(61,114,252)

Total decrease	(12,913,935)	(297,325,243)	(84,155,718)

Net assets

Beginning of period	555,325,015	852,650,258	936,805,976

End of period	$542,411,080	$555,325,015	$852,650,258
Undistributed (distributions in excess of)
net investment income	($81,937)	($83,633)	$274,265

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

See notes to financial statements

18	Sovereign Investors Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$12.88	$18.29	$18.94	$18.51	$19.54	$18.74
Net investment income[3]	0.14	0.16	0.21	0.20	0.18	0.17
Net realized and unrealized gain (loss)
on investments	0.96	(4.93)	1.29	2.51	0.27	0.80
Total from investment operations	1.10	(4.77)	1.50	2.71	0.45	0.97
Less distributions
From net investment income	(0.14)	(0.17)	(0.21)	(0.21)	(0.18)	(0.17)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.14)	(0.64)	(2.15)	(2.28)	(1.48)	(0.17)
Net asset value, end of period	$13.84	$12.88	$18.29	$18.94	$18.51	$19.54
Total return (%)[4]	8.75[5]	(26.71)[6]	7.83	14.67[5]	2.28[5]	5.23

Ratios and supplemental data

Net assets, end of period (in millions)	$491	$493	$758	$810	$818	$936
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.34	1.20[7]	1.14	1.17	1.20	1.20
Expenses net of fee waivers	1.33	1.20[7]	1.14	1.16	1.19	1.20
Expenses net of fee waivers
and credits	1.33	1.20[7]	1.14	1.16	1.19	1.20
Net investment income	1.13	1.19[7]	1.04	1.04	0.92	0.91
Portfolio turnover (%)	101	64	46	36	30	20

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Annual report | Sovereign Investors Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$12.83	$18.23	$18.89	$18.46	$19.49	$18.71
Net investment income[3]	0.06	0.06	0.07	0.07	0.04	0.03
Net realized and unrealized gain (loss)
on investments	0.95	(4.91)	1.28	2.50	0.27	0.80
Total from investment operations	1.01	(4.85)	1.35	2.57	0.31	0.83
Less distributions
From net investment income	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)	(0.05)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)	(0.05)
Net asset value, end of period	$13.78	$12.83	$18.23	$18.89	$18.46	$19.49
Total return (%)[4]	7.95[5]	(27.14)[6]	7.05	13.92[5]	1.57[5]	4.45

Ratios and supplemental data

Net assets, end of period (in millions)	$34	$43	$79	$111	$155	$232
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.05	1.90[7]	1.85	1.87	1.90	1.90
Expenses net of fee waivers	2.04	1.90[7]	1.84	1.86	1.89	1.90
Expenses net of fee waivers
and credits	2.04	1.90[7]	1.84	1.86	1.89	1.90
Net investment income	0.46	0.47[7]	0.33	0.34	0.21	0.18
Portfolio turnover (%)	101	64	46	36	30	20

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Sovereign Investors Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$12.86	$18.27	$18.92	$18.49	$19.52	$18.73
Net investment income[3]	0.05	0.07	0.07	0.07	0.04	0.04
Net realized and unrealized gain (loss)
on investments	0.96	(4.93)	1.29	2.50	0.27	0.80
Total from investment operations	1.01	(4.86)	1.36	2.57	0.31	0.84
Less distributions
From net investment income	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)	(0.05)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)	(0.05)
Net asset value, end of period	$13.81	$12.86	$18.27	$18.92	$18.49	$19.52
Total return (%)[4]	7.93[6]	(27.13)[5]	7.10[6]	13.90[6]	1.57[6]	4.50

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$9	$15	$15	$17	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.03	1.90[7]	1.85	1.87	1.90	1.90
Expenses net of fee waivers	2.02	1.90[7]	1.84	1.86	1.89	1.90
Expenses net of fee waivers
and credits	2.02	1.90[7]	1.84	1.86	1.89	1.90
Net investment income	0.39	0.48[7]	0.34	0.34	0.21	0.19
Portfolio turnover (%)	101	64	46	36	30	20

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

See notes to financial statements

Annual report | Sovereign Investors Fund	21

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$12.90	$18.29	$18.93	$18.51	$19.54	$18.74
Net investment income[3]	0.21	0.11	0.30	0.28	0.27	0.26
Net realized and unrealized gain (loss)
on investments	0.96	(4.81)	1.29	2.52	0.27	0.80
Total from investment operations	1.17	(4.70)	1.59	2.80	0.54	1.06
Less distributions
From net investment income	(0.21)	(0.22)	(0.29)	(0.31)	(0.27)	(0.26)
From net realized gain	—	(0.47)	(1.94)	(2.07)	(1.30)	—
Total distributions	(0.21)	(0.69)	(2.23)	(2.38)	(1.57)	(0.26)
Net asset value, end of period	$13.86	$12.90	$18.29	$18.93	$18.51	$19.54
Total return (%)[4]	9.28	(26.36)[5]	8.35	15.21	2.76	5.73

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$10	—[6]	—[6]	$3	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.82	0.73[7]	0.71	0.71	0.72	0.72
Expenses net of fee waivers	0.82	0.73[7]	0.71	0.71	0.72	0.72
Expenses net of fee waivers
and credits	0.82	0.73[7]	0.71	0.71	0.72	0.72
Net investment income	1.77	1.02[7]	1.54	1.44	1.40	1.38
Portfolio turnover (%)	101	64	46	36	30	20

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

22	Sovereign Investors Fund | Annual report

Notes to financial statements

Note 1 Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

The Adviser and its other affiliates owned less than 1% of beneficial interest of Class I of the Fund on October 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral

Annual report | Sovereign Investors Fund	23

Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities for which no such market quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Sovereign Investors Fund | Annual report

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2009, by major security category or security type:

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$25,400,209	—	—	$25,400,209
Consumer Staples	60,547,332	—	—	60,547,332
Energy	66,344,352	—	—	66,344,352
Financials	73,498,011	—	—	73,498,011
Health Care	66,932,280	—	—	66,932,280
Industrials	63,922,289	—	—	63,922,289
Information Technology	118,364,413	—	—	118,364,413
Materials	31,859,462	—	—	31,859,462
Telecommunication	6,366,160	—	—	6,366,160
Services
Utilities	19,354,040	—	—	19,354,040
Short-Term Investments	49,008,633	$7,301,993	—	56,310,626

Total Investments in	$581,597,181	$7,301,993	—	$588,899,174
Securities

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

Annual report | Sovereign Investors Fund	25

The Fund may receive compensation for lending its securities either in the form of fees, and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $43,537,000 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2017 —$37,117,565, October 31, 2016 — $6,333,727, and October 31, 2010 — $85,708. Availability of a certain amount of the loss carryforward, which was acquired on December 19, 2003, in a merger with John Hancock Large Cap Spectrum, may be limited in a given year.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend

26	Sovereign Investors Fund | Annual report

date. The Fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually. During the year ended October 31, 2009, the tax character of distributions paid was as follows: ordinary income $5,706,853. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $6,827,671 and long-term capital gain $19,845,460. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,646,068 and long-term capital gain $83,031,567. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net asset value.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act to pay the Distributor, for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of

Annual report | Sovereign Investors Fund	27

0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $349,201 with regard to sales of Class A shares. Of this amount, $54,407 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $242,487 was paid as sales commissions to unrelated broker-dealers and $52,307 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $47,109 for Class B shares and $1,785 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C, and I shares, respectively, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $163 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $67,670.

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution	Transfer
Share class	and service fees	agent fees

Class A	$1,349,709	$1,458,732
Class B	346,724	114,209
Class C	107,844	33,489
Class I	—	7,412
Converted Class	568	796
Total	$1,804,845	$1,614,638

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any

28	Sovereign Investors Fund | Annual report

income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2009, period ended October 31, 2008 and year ended December 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-09		Period ended 10-31-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[2]

Sold	3,935,371	$46,639,807	1,330,268	$21,785,868	2,076,514	$40,773,733
Issued in class	8,410	116,179	—	—	—	—
Distributions
reinvested	407,337	4,894,896	1,470,932	23,071,038	4,171,903	77,559,446
Repurchased	(7,101,891)	(84,598,940)	(5,997,402)	(97,075,733)	(7,523,578)	(148,149,776)

Net decrease	(2,750,773)	($32,948,058)	(3,196,202)	($52,218,827)	(1,275,161)	($29,816,597)
Class B shares

Sold	341,654	$4,114,298	223,376	$3,595,778	310,450	$6,082,016
Distributions
reinvested	14,210	167,182	117,395	1,823,710	427,950	7,909,338
Repurchased	(1,269,972)	(15,231,074)	(1,334,901)	(21,793,341)	(2,298,381)	(44,984,155)

Net decrease	(914,108)	($10,949,594)	(994,130)	($16,373,853)	(1,559,981)	($30,992,801)
Class C shares

Sold	481,451	$5,658,507	84,935	$1,378,036	97,231	$1,850,664
Distributions
reinvested	3,750	44,725	24,626	383,088	71,954	1,331,789
Repurchased	(269,301)	(3,247,056)	(191,047)	(3,096,706)	(175,405)	(3,441,455)

Net increase
(decrease)	215,900	$2,456,176	(81,486)	($1,335,582)	(6,220)	($259,002)
Class I shares

Sold	1,343,681	$15,917,025	767,997	$9,666,729	5,697	$106,817
Distributions
reinvested	13,395	154,023	883	13,950	225	4,172
Repurchased	(1,818,432)	(20,889,397)	(1,240)	(21,639)	(8,107)	(161,705)
Net increase
(decrease)	(461,356)	($4,818,349)	767,640	$9,659,040	(2,185)	($50,716)
Class R1 shares[2]

Sold	1,014	$11,273	2,438	$40,668	2,363	$46,321
Redeemed in class	(8,532)	(116,179)	—	—	—	—
Distributions
reinvested	60	774	97	1,487	91	1,679
Repurchased	(1,289)	(15,021)	(797)	(12,060)	(2,170)	(43,136)
Net increase
(decrease)	(8,747)	($119,153)	1,738	$30,095	284	$4,864
Net decrease	(3,919,084)	($46,378,978)	(3,502,440)	($60,239,127)	(2,843,263)	($61,114,252)

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Effective at the close of business on August 21, 2009, Class R1 converted into Class A.

Annual report | Sovereign Investors Fund	29

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $525,297,941 and $501,552,726, respectively.

Note 8
Litigation proceeds

The Fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain (loss) in the Statement of Operations. Settlements of litigation for the Fund during the year ended October 31, 2009 amounted to $2,421,096.

30	Sovereign Investors Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of
John Hancock Sovereign Investors Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

Annual report | Sovereign Investors Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

32	Sovereign Investors Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Sovereign Investors Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each

Annual report | Sovereign Investors Fund	33

Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance for all periods under review was higher than the performance of its Category and Peer Group medians, and its benchmark index, the Standard & Poor’s 500 Index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was equal to the median of the Peer Group and inline with the median of the Category. The Board also noted that the Fund’s Gross Expense Ratio was inline with the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are

34	Sovereign Investors Fund | Annual report

reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Sovereign Investors Fund	35

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Sovereign Investors Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	141,427,728.5384	52.655%	94.610%
Withhold	8,056,558.5786	3.000%	5.390%
TOTAL	149,484,287.1170	55.655%	100.000%

John G. Vrysen
Affirmative	141,495,137.7080	52.681%	94.656%
Withhold	7,989,149.4090	2.974%	5.344%
TOTAL	149,484,287.1170	55.655%	100.000%

James F. Carlin
Affirmative	141,377,007.2535	52.637%	94.576%
Withhold	8,107,279.8635	3.018%	5.424%
TOTAL	149,484,287.1170	55.655%	100.000%

William H. Cunningham
Affirmative	141,391,771.6227	52.642%	94.586%
Withhold	8,092,515.4943	3.013%	5.414%
TOTAL	149,484,287.1170	55.655%	100.000%

Deborah Jackson
Affirmative	141,429,730.6300	52.656%	94.612%
Withhold	8,054,556.4870	2.999%	5.388%
TOTAL	149,484,287.1170	55.655%	100.000%

Charles L. Ladner
Affirmative	141,254,538.0290	52.591%	94.495%
Withhold	8,229,749.0880	3.064%	5.505%
TOTAL	149,484,287.1170	55.655%	100.000%

Stanley Martin
Affirmative	141,440,829.6673	52.660%	94.619%
Withhold	8,043,457.4497	2.995%	5.381%
TOTAL	149,484,287.1170	55.655%	100.000%

Patti McGill Peterson
Affirmative	141,436,095.3478	52.659%	94.616%
Withhold	8,048,191.7692	2.996%	5.384%
TOTAL	149,484,287.1170	55.655%	100.000%

36	Sovereign Investors Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	141,365,795.5744	52.632%	94.569%
Withhold	8,118,491.5426	3.023%	5.431%
TOTAL	149,484,287.1170	55.655%	100.000%

Steven R. Pruchansky
Affirmative	141,413,729.5482	52.650%	94.601%
Withhold	8,070,557.5688	3.005%	5.399%
TOTAL	149,484,287.1170	55.655%	100.000%

Gregory A. Russo
Affirmative	141,439,220.2789	52.660%	94.618%
Withhold	8,045,066.8381	2.995%	5.382%
TOTAL	149,484,287.1170	55.655%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Sovereign Investors Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,164,036.9322	49.717%	76.219%
Against	1,085,993.0744	2.551%	3.911%
Abstain	1,665,782.9224	3.913%	5.999%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%
TOTAL	27,767,272.9290	65.228%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3A. Revise: Concentration

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	20,862,731.8452	49.009%	75.135%
Against	1,119,408.5691	2.630%	4.031%
Abstain	1,933,675.5147	4.542%	6.964%
Broker Non-Votes	3,851,457.0000	9.047%	13.870%
TOTAL	27,767,272.9290	65.228%	100.000%

3B. Revise: Diversification

Affirmative	21,041,928.9869	49.430%	75.779%
Against	1,027,603.4476	2.414%	3.701%
Abstain	1,846,281.4945	4.337%	6.649%
Broker Non-Votes	3,851,459.0000	9.047%	13.871%
TOTAL	27,767,272.9290	65.228%	100.000%

Annual report | Sovereign Investors Fund	37

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	20,917,230.2639	49.137%	75.331%
Against	1,058,620.0572	2.487%	3.812%
Abstain	1,939,964.6079	4.557%	6.987%
Broker Non-Votes	3,851,458.0000	9.047%	13.870%
TOTAL	27,767,272.9290	65.228%	100.000%

3D. Revise: Real Estate

Affirmative	20,723,924.9287	48.683%	74.634%
Against	1,266,113.1140	2.974%	4.560%
Abstain	1,925,773.8863	4.524%	6.935%
Broker Non-Votes	3,851,461.0000	9.047%	13.871%
TOTAL	27,767,272.9290	65.228%	100.000%

3E. Revise: Loans

Affirmative	20,726,852.5779	48.690%	74.644%
Against	1,231,954.0981	2.894%	4.437%
Abstain	1,957,006.2530	4.597%	7.048%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%
TOTAL	27,767,272.9290	65.228%	100.000%

3F. Revise: Senior Securities

Affirmative	20,828,008.2490	48.928%	75.008%
Against	1,201,942.1009	2.823%	4.329%
Abstain	1,885,862.5791	4.430%	6.792%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%
TOTAL	27,767,272.9290	65.228%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 PASSED FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	17,433,429.0843	46.621%	73.033%
Against	1,343,563.0314	3.593%	5.629%
Abstain	1,831,235.2623	4.897%	7.671%
Broker Non-Votes	3,262,426.0000	8.725%	13.667%
TOTAL	23,870,653.3780	63.836%	100.000%

38	Sovereign Investors Fund | Annual report

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,688,229.5212	54.883%	78.214%
Against	106,945.8979	3.477%	4.955%
Abstain	81,272.3479	2.642%	3.765%
Broker Non-Votes	282,034.0000	9.169%	13.066%
TOTAL	2,158,481.7670	70.171%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	306,207.1591	38.445%	68.967%
Against	22,694.0530	2.849%	5.111%
Abstain	23,436.2219	2.943%	5.279%
Broker Non-Votes	91,651.0000	11.507%	20.643%
TOTAL	443,988.4340	55.744%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,115.2290	69.464%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	6,115.2290	69.464%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	20,453,349.9189	48.048%	73.660%
Against	1,562,510.9529	3.670%	5.627%
Abstain	1,899,952.0572	4.463%	6.842%
Broker Non-Votes	3,851,460.0000	9.047%	13.871%
TOTAL	27,767,272.9290	65.228%	100.000%

Annual report | Sovereign Investors Fund	39

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	101,949,875.3464	37.958%	68.201%
Against	7,631,351.3404	2.841%	5.105%
Abstain	7,276,751.4292	2.709%	4.868%
Broker Non-Votes	32,626,309.0010	12.147%	21.826%
TOTAL	149,484,287.1170	55.655%	100.000%

40	Sovereign Investors Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1992	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1994	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	1979	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | Sovereign Investors Fund	41

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1991	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees3

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

42	Sovereign Investors Fund | Annual report

Non-Independent Trustees3 (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971	2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | Sovereign Investors Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

44	Sovereign Investors Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	Sovereign Asset Management, a division of
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky††	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Sovereign Investors Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	2900A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

Investment markets finished the year ended October 31, 2009, with strong gains, despite a very difficult start. Stocks plunged for the first four months of the period, as the financial meltdown spread and the economy slowed. Investors fled to safe havens, including defensive equity sectors, government bonds and cash. Despite government stimulus measures, record low interest rates and corporate cost cutting, investors worried about a prolonged recession or even a depression. In March, however, the market abruptly reversed direction as two large banks forecast better-than-expected profits and economic data showed slowing deterioration. Both stocks and corporate bonds took off for the remainder of the period with the Standard & Poor’s 500 Index returning 9.80% for the year, compared to 14.60% for the Barclays Capital Government/Credit Bond Index.

John Hancock Balanced Fund’s Class A shares returned 21.72% at net asset value for the 12 months ended October 31, 2009. Over the same period, the Fund’s peer group, the Morningstar, Inc. moderate allocation fund category, returned an average of 15.73%. The Fund’s equity portfolio, which represented 58% of assets at the period’s end, beat the S&P 500 by a wide margin, driven by strong stock selection, especially in the materials, consumer staples and energy sectors. Standouts included Barrick Gold Corp., a gold mining company benefiting from rising gold prices, growing demand and good production, and Suncor Energy, Inc., a Canadian oil sands company buoyed by improved operations, a smart acquisition and better-than-expected production growth. An overweight in financials detracted from relative performance, as did select stocks. Among them was JPMorgan Chase & Co., a well-capitalized investment bank that posted only modest gains during the market rally. The Fund’s fixed-income portfolio nicely outpaced the Barclays Capital Government/Credit Bond Index, due to an underweight in corporate bonds when they struggled early in the period and an overweight as they rallied in 2009. The Fund’s fixed-income portfolio was held back by a shorter duration which made the Fund less sensitive to interest rate declines.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6	Balanced Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception[3]	1-year	5-year	10-year	inception[3]

A	15.60	7.10	2.69	—	15.60	40.94	30.42	—

B	15.93	7.15	2.64	—	15.93	41.23	29.80	—

C	19.91	7.46	2.50	—	19.91	43.31	27.95	—

I1	22.23	8.69	—	5.69	22.23	51.68	—	52.83

R1[1,2]	21.23	7.84	2.89	—	21.23	45.85	32.94	—

R3[1,2]	21.36	7.95	2.99	—	21.36	46.61	34.30	—

R4[1,2]	21.81	8.28	3.30	—	21.81	48.84	38.41	—

R5[1,2]	22.09	8.59	3.61	—	22.09	51.01	42.56	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Classes I, R1, R3, R4 and R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.18%, Class B — 1.88%, Class C —1.88% and Class I — 0.75%. The net and gross expenses are as follows: Class R1 –1.64%, Class R3 — 1.54%, Class R4 — 1.24% and Class R5 — 0.94%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4 and R5 shares prospectuses.

2 October 5, 1992 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, R3, R4 and R5 shares is September 8, 2008. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

3 From March 1, 2002.

Annual report | Balanced Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B3	10-31-99	$12,980	$12,980	$9,090	$18,455

C3	10-31-99	12,795	12,795	9,090	18,455

I4	3-1-02	15,283	15,283	10,629	15,144

R1[4,5]	10-31-99	13,294	13,294	9,090	18,455

R3[4,5]	10-31-99	13,430	13,430	9,090	18,455

R4[4,5]	10-31-99	13,841	13,841	9,090	18,455

R5[4,5]	10-31-99	14,256	14,256	9,090	18,455

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of October 31, 2009. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital Government/Credit Bond Index — Index 2 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Effective December 8, 2009, the Fund replaced the Barclays Capital Government/Credit Index with the Barclays Capital U.S. Aggregate Bond Index, which better reflects the Fund’s investment strategy of investing in fixed-income securities.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I, R1, R3, R4 and R5 share prospectuses.

5 October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. The inception date for Class R1, R3, R4 and R5 shares is September 8, 2008. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

8	Balanced Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended on 10-31-09[1]

Class A	$1,000.00	$1,156.60	$6.63

Class B	1,000.00	1,153.00	10.37

Class C	1,000.00	1,152.90	10.42

Class I	1,000.00	1,158.90	4.24

Class R1	1,000.00	1,153.70	8.90

Class R3	1,000.00	1,154.40	8.31

Class R4	1,000.00	1,156.90	6.69

Class R5	1,000.00	1,157.80	5.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Balanced Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended on 10-31-09[1]

Class A	$1,000.00	$1,019.10	$6.21

Class B	1,000.00	1,015.60	9.70

Class C	1,000.00	1,015.50	9.75

Class I	1,000.00	1,021.30	3.97

Class R1	1,000.00	1,016.90	8.34

Class R3	1,000.00	1,017.50	7.78

Class R4	1,000.00	1,019.00	6.26

Class R5	1,000.00	1,020.50	4.74

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.22%, 1.91%, 1.92%, 0.78%, 1.64%, 1.53%, 1.23% and 0.93% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Balanced Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

U.S. Treasury Note, 1.750%, 8-15-12	2.5%	Pfizer, Inc.	1.8%

Microsoft Corp.	2.5%	U.S. Treasury Inflation Indexed
		Note (TIPS), 2.000%, 1-15-14	1.7%
Suncor Energy, Inc.	2.3%
		Walgreen Co.	1.6%
Dell, Inc.	2.1%
		U.S. Treasury Note,
Barrick Gold Corp.	2.1%	2.375%, 3-31-16	1.6%

Charles Schwab Corp.	1.9%

Sector Composition[2,3]

U.S. Government Agency	17%	Consumer Discretionary	7%

Information Technology	15%	Materials	6%

Financials	12%	Utilities	4%

Energy	9%	Industrials	4%

Consumer Staples	9%	Telecommunication Services	1%

Health Care	8%	Short-Term Investments & Other	8%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Balanced Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 17.31%				$173,480,844

(Cost $159,748,191)

Consumer Discretionary 1.31%				13,182,819

Auto Components 0.10%

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11-01-15	$1,000,000	1,020,000

Hotels, Restaurants & Leisure 0.09%

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	1,000,000	892,500

Household Durables 0.11%

Whirlpool Corp.,
Sr Note	8.000	05-01-12	1,000,000	1,087,526

Leisure Equipment & Products 0.11%

Hasbro, Inc.,
Sr Note	6.125	05-15-14	1,000,000	1,098,535

Media 0.74%

Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03-15-13	729,000	847,376

DirecTV Holdings LLC,
Gtd Sr Note	7.625	05-15-16	2,000,000	2,170,000

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	4,000,000	4,403,456

Multiline Retail 0.10%

Macy’s Retail Holdings, Inc.,
Gtd Note	8.875	07-15-15	1,000,000	1,057,500

Specialty Retail 0.06%

Staples, Inc.,
Sr Note	9.750	01-15-14	500,000	605,926

Consumer Staples 2.11%				21,153,339

Beverages 0.69%

Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01-15-14	5,000,000	5,632,750

PepsiCo, Inc.,
Sr Note	7.900	11-01-18	1,000,000	1,256,747

Food Products 0.42%

Kraft Foods, Inc.,
Sr Note	6.125	08-23-18	4,000,000	4,252,516

See notes to financial statements

12	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Household Products 0.62%

Clorox Co.,
Sr Note	5.000%	03-01-13	$5,000,000	$5,303,040

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	1,000,000	955,000

Tobacco 0.38%

Altria Group, Inc.,
Gtd Sr Note	8.500	11-10-13	3,235,000	3,753,286

Energy 2.56%				25,670,099

Energy Equipment & Services 0.11%

NGPL Pipeco LLC,
Sr Note (S)	7.119	12-15-17	1,000,000	1,105,294

Oil, Gas & Consumable Fuels 2.45%

Devon Energy Corp.,
Sr Note	5.625	01-15-14	3,000,000	3,257,655

Duke Capital LLC,
Sr Note	5.668	08-15-14	5,000,000	5,320,150

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	14,000	15,655
Sr Bond	5.950	02-15-18	5,000,000	5,252,690

Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05-01-12	1,000,000	1,129,868

Plains All American Pipeline LP,
Sr Note	4.250	09-01-12	2,000,000	2,055,076

Shell International Finance BV,
Gtd Note	6.375	12-15-38	2,000,000	2,321,676

XTO Energy, Inc.	5.500	06-15-18	5,000,000	5,212,035

Financials 2.83%				28,329,688

Capital Markets 0.64%

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	1,000,000	1,053,261

Morgan Stanley,
Sr Note	6.000	04-28-15	5,000,000	5,350,150

Consumer Finance 0.29%

Capital One Financial Corp.,
Sr Note	7.375	05-23-14	1,000,000	1,134,984

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	2,000,000	1,761,410

Diversified Financial Services 1.21%

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	1,000,000	1,143,815
Sr Note	6.400	10-02-17	2,000,000	2,186,024

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	795,000	874,087

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	700,000	717,088

General Electric Capital Corp.,
Sr Note Ser A	6.125	02-22-11	1,000,000	1,058,393
(6.375% to 11-15-17 then variable)	6.375	11-15-67	1,000,000	867,500

See notes to financial statements

Annual report | Balanced Fund	13

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Diversified Financial Services (continued)

JPMorgan Chase & Co.,
Sr Note	4.650%	06-01-14	$2,000,000	$2,109,740

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	1,000,000	1,125,718

PNC Funding Corp.,
Gtd Sr Note	4.250	09-21-15	2,000,000	2,006,146

Insurance 0.69%

Aflac, Inc.,
Sr Note	8.500	05-15-19	1,500,000	1,761,360

American International Group, Inc.,
Sr Note	5.850	01-16-18	2,000,000	1,506,706

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	3,500,000	3,673,306

Health Care 1.17%				11,681,705

Health Care Equipment & Supplies 0.04%

Covidien International Finance SA,
Gtd Sr Note	6.000	10-15-17	380,000	419,536

Health Care Providers & Services 0.44%

Express Scripts, Inc.,
Sr Note	6.250	06-15-14	3,000,000	3,296,229

UnitedHealth Group, Inc.,
Sr Note	5.500	11-15-12	1,000,000	1,061,984

Pharmaceuticals 0.69%

Abbott Laboratories,
Sr Note	5.600	11-30-17	1,000,000	1,096,410

Roche Holdings, Inc.,
Gtd Note (S)	5.000	03-01-14	2,250,000	2,436,863

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	3,000,000	3,370,683

Industrials 1.57%				15,716,740

Airlines 0.16%

Delta Air Lines, Inc.,
Ser 2007-1 Class A	6.821	08-10-22	1,750,704	1,615,024

Industrial Conglomerates 0.54%

Koninklijke (Royal) Philips Electronics N.V.,
Sr Note	5.750	03-11-18	5,000,000	5,379,645

Road & Rail 0.64%

Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03-15-18	2,000,000	2,163,842

CSX Corp.,
Sr Note	5.500	08-01-13	3,000,000	3,217,803

Union Pacific Corp.,
Sr Note	5.750	11-15-17	1,000,000	1,069,968

Trading Companies & Distributors 0.23%

GATX Corp.,
Sr Note	8.750	05-15-14	2,000,000	2,270,458

See notes to financial statements

14	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Information Technology 1.02%				$10,256,424

Computers & Peripherals 0.80%

Hewlett-Packard Co.,
Sr Note	4.500%	03-01-13	$5,000,000	5,352,130

International Business Machines Corp.,
Sr Sub Note	8.000	10-15-38	2,000,000	2,730,976

Office Electronics 0.22%

Xerox Corp.,
Sr Note	6.750	02-01-17	2,000,000	2,173,318

Materials 2.14%				21,409,611

Chemicals 0.98%

Dow Chemical Co.,
Sr Note	8.550	05-15-19	2,000,000	2,283,246

Ecolab, Inc.,
Sr Note	4.875	02-15-15	5,000,000	5,293,160

El Du Pont de Nemours & Co.,
Sr Note	5.875	01-15-14	2,000,000	2,225,914

Metals & Mining 0.71%

ArcelorMittal,
Sr Note	9.850	06-01-19	2,000,000	2,357,074

Commercial Metals Co.,
Sr Note	7.350	08-15-18	2,500,000	2,659,035

Nucor Corp.,
Sr Note	5.000	06-01-13	2,000,000	2,132,654

Paper & Forest Products 0.45%

International Paper Co.,
Sr Note	7.950	06-15-18	4,000,000	4,458,528

Telecommunication Services 0.65%				6,499,016

Diversified Telecommunication Services 0.65%

Telecom Italia Capital SA,
Gtd Sr Note	6.175	06-18-14	1,000,000	1,084,801

Verizon Communications, Inc.,
Sr Note	5.550	02-15-16	5,000,000	5,414,215

Utilities 1.95%				19,581,403

Electric Utilities 0.77%

Appalachian Power Co.,
Sr Note	4.950	02-01-15	3,000,000	3,113,406

Duke Energy Carolinas LLC,
1st Ref Mtg Bond	5.250	01-15-18	1,000,000	1,069,115

Florida Power Corp.,
1st Ref Mtg Bond	5.800	09-15-17	1,205,000	1,325,128

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	1,000,000	1,078,684

Oncor Electric Delivery Co.,
Bond	5.950	09-01-13	1,000,000	1,083,625

Health Care Equipment & Supplies 0.11%

EQT Corp.,
Sr Note	8.125	06-01-19	1,000,000	1,145,780

See notes to financial statements

Annual report | Balanced Fund	15

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
Independent Power Producers & Energy Traders 0.16%

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000%	01-02-17	$1,641,432	$1,608,603

Multi-Utilities 0.91%

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	2,000,000	2,572,566

Pacific Gas & Electric Co.,
Sr Note	5.625	11-30-17	5,000,000	5,486,230

Sempra Energy,
Sr Note	6.500	06-01-16	1,000,000	1,098,266

U.S. Government & Agency Obligations 16.80%				$168,351,725

(Cost $164,720,974)

U.S. Government 8.46%				84,755,095
U.S. Treasury,
Bond	6.000%	02-15-26	$2,500,000	3,058,203
Bond	4.500	08-15-39	5,000,000	5,223,440
Inflation Indexed Note TIPS (D)	2.500	07-15-16	2,137,180	2,322,347
Inflation Indexed Note TIPS (D)	2.000	01-15-14	16,351,020	17,164,745
Note	4.875	04-30-11	9,000,000	9,572,346
Note	2.625	06-30-14	6,425,000	6,547,981
Note	2.375	03-31-16	16,000,000	15,575,008
Note	1.750	08-15-12	25,000,000	25,291,025

U.S. Government Agency 8.34%				83,596,630
Federal Farm Credit Bank,
Bond	2.625	04-17-14	5,000,000	5,024,425

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01-01-23	3,403,932	3,548,865
30 Yr Pass Thru Ctf	4.000	06-15-39	2,755,656	2,818,547
Note (L)	1.750	06-15-12	10,000,000	10,084,937

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	07-01-11	13,948	14,457
15 Yr Pass Thru Ctf	6.500	08-01-16	17,731	19,042
15 Yr Pass Thru Ctf	5.500	08-01-22	3,175,520	3,385,899
15 Yr Pass Thru Ctf	5.500	01-01-23	3,490,004	3,719,036
15 Yr Pass Thru Ctf	5.000	03-01-23	2,126,165	2,249,666
15 Yr Pass Thru Ctf	4.500	12-01-17	337,668	356,609
15 Yr Pass Thru Ctf	4.500	03-01-23	3,684,240	3,840,245
15 Yr Pass Thru Ctf	4.000	07-01-24	5,645,773	5,756,484
30 Yr Pass Thru Ctf	8.000	01-01-31	8,831	9,830
30 Yr Pass Thru Ctf	7.500	04-01-31	9,556	10,499
30 Yr Pass Thru Ctf	7.000	06-01-31	12,811	14,084
30 Yr Pass Thru Ctf	7.000	06-01-32	4,028	4,427
30 Yr Pass Thru Ctf	5.000	03-01-38	843,827	875,867
30 Yr Pass Thru Ctf	5.000	03-01-38	4,032,085	4,185,179
30 Yr Pass Thru Ctf	4.909	12-01-38	671,750	709,048
30 Yr Pass Thru Ctf	2.750	03-13-14	9,000,000	9,133,452
Note	6.000	05-15-11	1,500,000	1,617,674
Note	5.125	04-15-11	1,000,000	1,063,871
Note	5.000	01-01-23	1,807,984	1,913,002
Note	5.000	03-01-23	3,633,620	3,837,869

Financing Corp.,
Bond	9.650	11-02-18	1,790,000	2,511,506

See notes to financial statements

16	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value
U.S. Government Agency (continued)

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500%	08-15-23	$5,746,800	$6,141,892
30 Yr Pass Thru Ctf	9.000	04-15-21	1,862	2,099
30 Yr Pass Thru Ctf	6.500	04-15-29	119,041	128,375
30 Yr Pass Thru Ctf	5.500	07-20-38	2,421,404	2,563,850
30 Yr Pass Thru Ctf	5.500	09-15-38	6,849,552	7,247,147

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	756,191	808,747

Collateralized Mortgage Obligations 0.35%				$3,487,445

(Cost $1,473,048)

Collateralized Mortgage Obligations 0.35%				3,487,445
Countrywide Alternative Loan Trust,
Ser 2005-17-1X3 IO	2.857%	06-25-35	$57,150,806	2,000,278

DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	3.084	08-19-45	8,637,932	334,720

Residential Accredit Loans, Inc.,
Ser 2005-Q02 Class X IO	1.220	09-25-45	17,133,229	256,998

Wells Fargo Mortgage Backed Securities Trust,
Ser 2006-AR12 (P)	6.027	09-25-36	1,158,390	895,449

Asset Backed Securities 0.58%				$5,855,885

(Cost $5,999,899)

Asset Backed Securities 0.58%				5,855,885
BMW Vehicle Lease Trust,
Ser 2009-1 Class A3	2.910%	03-15-12	$5,000,000	5,105,885

Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629	04-25-37	1,000,000	750,000

			Shares	Value

Common Stocks 57.80%				$579,342,843

(Cost $500,389,392)

Consumer Discretionary 5.70%				57,174,834

Automobiles 0.28%

Ford Motor Co. (I)			402,290	2,816,030

Household Durables 0.52%

Pulte Homes, Inc.			573,360	5,165,974

Media 3.41%

News Corp. (Class B) (L)			781,385	10,626,836

Sirius XM Radio, Inc. (I)			10,715,625	6,279,356

The Washington Post Co. (Class B)			17,845	7,709,040

Viacom, Inc. (Class B) (I)			348,313	9,609,956

Specialty Retail 1.49%

Best Buy Co., Inc.			263,770	10,070,739

Lowe’s Cos., Inc.			250,225	4,896,903

See notes to financial statements

Annual report | Balanced Fund	17

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Consumer Staples 6.76%		$67,771,993

Food & Staples Retailing 3.38%

Costco Wholesale Corp.	73,024	4,151,414

The Kroger Co.	574,340	13,284,484

Walgreen Co.	435,274	16,466,415

Food Products 2.35%

Archer-Daniels-Midland Co.	401,080	12,080,530

Bunge, Ltd. (L)	65,759	3,752,209

Ralcorp Holdings, Inc. (I)	144,329	7,750,467

Household Products 1.03%

Procter & Gamble Co.	177,353	10,286,474

Energy 6.72%		67,378,181

Oil, Gas & Consumable Fuels 6.72%

Canadian Natural Resources, Ltd.	73,007	4,721,363

Denbury Resources, Inc. (I)	741,272	10,822,571

EnCana Corp.	24,026	1,330,800

OGX Petroleo e Gas participacoes SA	2,765	2,236,658

PetroHawk Energy Corp. (I)	178,663	4,202,154

Southwestern Energy Co. (I)	350,398	15,270,345

Suncor Energy, Inc.	696,433	22,996,218

Williams Cos., Inc.	307,590	5,798,072

Financials 8.72%		87,403,542

Capital Markets 3.91%

Charles Schwab Corp. (L)	1,114,526	19,325,881

Franklin Resources, Inc.	20,930	1,980,018

Goldman Sachs Group, Inc.	39,683	6,752,856

Morgan Stanley	143,405	4,606,169

State Street Corp.	156,229	6,558,493

Commercial Banks 0.68%

Wells Fargo & Co.	245,802	6,764,471

Diversified Financial Services 1.90%

Bank of America Corp.	861,056	12,554,196

JPMorgan Chase & Co.	97,713	4,081,472

NASDAQ OMX Group, Inc. (I)	132,427	2,391,632

Insurance 2.23%

ACE, Ltd. (I)	187,079	9,608,377

Berkshire Hathaway, Inc. (Class B) (I)	2,954	9,697,982

MetLife, Inc.	90,567	3,081,995

Health Care 6.45%		64,654,019

Biotechnology 1.20%

Amgen, Inc. (I)	112,606	6,050,320

Cephalon, Inc. (I)(L)	109,688	5,986,771

Health Care Providers & Services 2.88%

Aetna, Inc.	68,411	1,780,738

Cardinal Health, Inc.	93,663	2,654,409

Express Scripts, Inc. (I)	75,195	6,009,584

See notes to financial statements

18	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Health Care Providers & Services (continued)

Laboratory Corp. of America Holdings (I)	54,325	$3,742,449

McKesson Corp.	250,600	14,717,738

Pharmaceuticals 2.37%

Abbott Laboratories	100,927	5,103,878

Pfizer, Inc.	1,055,411	17,973,649

Shire PLC, ADR	11,904	634,483

Industrials 2.21%		22,114,496

Commercial Services & Supplies 1.42%

Republic Services, Inc.	547,182	14,177,486

Electrical Equipment 0.79%

ABB, Ltd. SADR (I)	428,273	7,935,899

Oil, Gas & Consumable Fuels 0.00%

Brazil Ethanol, Inc. (I)(S)	111,100	1,111

Information Technology 14.38%		144,122,893

Communications Equipment 0.39%

Cisco Systems, Inc. (I)	170,064	3,885,962

Computers & Peripherals 4.51%

Apple, Inc. (I)	63,818	12,029,693

Dell, Inc. (I)	1,483,353	21,493,785

EMC Corp. (I)	708,421	11,667,694

Electronic Equipment, Instruments & Components 1.25%

Corning, Inc.	854,903	12,490,133

Internet Software & Services 2.16%

eBay, Inc. (I)	525,229	11,696,850

Google, Inc. (Class A) (I)	8,819	4,728,042

Yahoo!, Inc. (I)	329,485	5,238,811

IT Services 2.50%

Accenture PLC (Class A)	258,078	9,569,532

Fiserv, Inc. (I)	337,463	15,479,428

Software 3.57%

Electronic Arts, Inc. (I)	194,190	3,542,026

Microsoft Corp.	887,143	24,600,475

Symantec Corp. (I)	438,024	7,700,462

Materials 4.25%		42,597,329

Chemicals 1.37%

Ecolab, Inc.	312,479	13,736,577

Metals & Mining 2.88%

ArcelorMittal (L)	95,158	3,237,275

Barrick Gold Corp.	582,133	20,916,039

Freeport-McMoRan Copper & Gold, Inc. (I)	64,169	4,707,438

Telecommunication Services 0.70%		6,965,929

Wireless Telecommunication Services 0.70%

Vodafone Group PLC, SADR	313,922	6,965,929

See notes to financial statements

Annual report | Balanced Fund	19

F I N A N C I A L  S T A T E M E N T S

			Shares	Value
Utilities 1.91%				$19,159,627

Electric Utilities 0.74%

American Electric Power Co., Inc.			198,378	5,994,983

Electricite de France			25,498	1,417,995

Gas Utilities 0.50%

EQT Corp.			120,776	5,055,683

Water Utilities 0.67%

American Water Works Co., Inc.			352,713	6,690,966

	Expiration	Strike
	date	price

Warrants 0.05%				$473,563

(Cost $556,569)

Materials 0.05%				473,563
Avalon Rare Metals, Inc. (I)	01-18-10	$3.00	192,000	435,322

Boise, Inc. (I)	06-18-11	7.50	70,816	38,241

Short-Term Investments 1.14%				$11,472,000

(Cost $11,472,000)
			Par value	Value
Repurchase Agreement 1.14%				11,472,000
Repurchase Agreement with State Street Corp. dated
10-30-09 at 0.01% to be repurchased at $11,472,010 on
11-2-09, collateralized by $11,320,000 Federal Home Loan
Mortgage Corp., 7.00% due 3-15-10 (valued at $11,702,440,
including interest)			$11,472,000	11,472,000

Other Short-Term Investments 8.88%				$88,998,901

(Cost $88,972,734)

		Maturity
	Yield*	date	Par value	Value
U.S. Government & Agency Obligations 4.99%				$49,999,746
(Cost $49,996,736)

U.S. Government 2.99%				29,999,760
U.S. Treasury, Bill	0.045%	11-27-09	30,000,000	29,999,760

U.S. Government Agency 2.00%				19,999,986
Federal Home Loan Bank,
Discount Note	0.001	11-02-09	10,000,000	10,000,000
Discount Note	0.016	11-02-09	10,000,000	9,999,986

See notes to financial statements

20	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Yield*	Shares	Value
Cash Equivalents 3.89%			$38,999,155
(Cost $38,975,998)
John Hancock Collateral Investment Trust (T)(W)	0.2561% (Y)	3,895,903	38,999,155

Total investments (Cost $933,332,807)† 102.91%		$1,031,463,206

Other assets and liabilities, net (2.91%)			($29,135,497)

Total net assets 100.00%		$1,002,327,709

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

ADR American Depositary Receipts

IO Interest Only – Tranche of Stripped Mortgage Pool

SADR Sponsored American Depositary Receipts

TIPS Treasury Inflation Protected Security

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,663,106 or 1.16% of the Fund’s net assets as of October 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of the Adviser.

(Y) The rate shown is the annualized seven-day yield as of October 31, 2009.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $978,048,627. Net unrealized appreciation aggregated $53,414,579, of which $111,940,460 related to appreciated investment securities and $58,525,881 related to depreciated investment securities.

See notes to financial statements

Annual report | Balanced Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $894,356,809) including
$36,883,691 of securities loaned (Note 2)	$992,464,051
Investments in affiliated issuers, at value (Cost $38,975,998)	38,999,155

Total investments, at value (Cost $933,332,807)	1,031,463,206
Cash	945
Receivable for investments sold	11,562,810
Receivable for fund shares sold	5,264,413
Dividends and interest receivable	4,613,394
Receivable for securities lending income	9,544
Receivable from affiliates	1,528
Other receivables	135,333

Total assets	1,053,051,173

Liabilities

Payable for investments purchased	9,128,994
Payable for fund shares repurchased	2,128,496
Payable upon return of securities loaned (Note 2)	38,975,001
Payable to affiliates
Accounting and legal services fees	10,698
Transfer agent fees	111,255
Distribution and service fees	272,330
Other liabilities and accrued expenses	96,690

Total liabilities	50,723,464

Net assets

Capital paid-in	$1,074,961,330
Undistributed net investment income	500,107
Accumulated net realized loss on investments and foreign
currency transactions	(171,271,689)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	98,137,961
Net assets	$1,002,327,709

See notes to financial statements

22	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($578,769,298 ÷ 42,748,774 shares)	$13.54
Class B ($60,217,822 ÷ 4,453,296 shares)[1]	$13.52
Class C ($269,752,112 ÷ 19,938,142 shares)[1]	$13.53
Class I ($91,690,954 ÷ 6,769,859 shares)	$13.54
Class R1 ($329,813 ÷ 24,297 shares)	$13.57
Class R3 ($432,623 ÷ 31,873 shares)	$13.57
Class R4 ($990,677 ÷ 72,999 shares)	$13.57
Class R5 ($144,410 ÷ 10,647 shares)	$13.56

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.25

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Balanced Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$15,169,632
Dividends	6,975,564
Securities lending	77,014
Income from affiliated issuers	60,933
Less foreign taxes withheld	(98,104)

Total investment income	22,185,039

Expenses

Investment management fees (Note 4)	4,831,965
Distribution and service fees (Note 4)	3,940,410
Accounting and legal services fees (Note 4)	135,862
Transfer agent fees (Note 4)	1,504,211
State registration fees	80,103
Trustees’ fees (Note 5)	75,925
Printing and postage fees	166,882
Proxy fees	224,882
Professional fees	112,127
Custodian fees	136,759
Registration and filing fees	1,232
Other	16,947

Total expenses	11,227,305
Less expense reductions (Note 4)	(19,346)

Net expenses	11,207,959

Net investment income	10,977,080

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(86,712,841)
Investments in affiliated issuers	997
Foreign currency transactions	(446)
(86,712,290)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	236,886,783
Investments in affiliated issuers	23,157
Translation of assets and liabilities in foreign currencies	10,004
236,919,944
Net realized and unrealized gain	150,207,654
Increase in net assets from operations	$161,184,734

See notes to financial statements

24	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	10-31-09	10-31-08[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$10,977,080	$8,309,868	$3,078,528
Net realized gain (loss)	(86,712,290)	(80,560,964)	11,761,163
Change in net unrealized appreciation
(depreciation)	236,919,944	(184,528,311)	26,718,884

Increase (decrease) in net assets resulting
from operations	161,184,734	(256,779,407)	41,558,575

Distributions to shareholders
From net investment income
Class A	(8,489,602)	(5,438,274)	(2,445,850)
Class B	(532,855)	(319,721)	(267,780)
Class C	(2,257,788)	(930,667)	(178,527)
Class I	(1,793,857)	(1,313,160)	(271,906)
Class R2	(188)	(55)	—
Class R1	(1,246)	(71)	—
Class R2[2]	(2,467)	(87)	—
Class R3	(469)	(77)	—
Class R4	(7,282)	(97)	—
Class R5	(1,428)	(116)	—
From net realized gain
Class A	—	—	(8,077,745)
Class B	—	—	(1,288,531)
Class C	—	—	(1,508,768)
Class I	—	—	(1,008,192)

Total distributions	(13,087,182)	(8,002,325)	(15,047,299)

From Fund share transactions (Note 6)	149,065,806	613,151,051	179,014,696

Total increase	297,163,358	348,369,319	205,525,972

Net assets

Beginning of period	705,164,351	356,795,032	151,269,060
End of period	$1,002,327,709	$705,164,351	$356,795,032
Undistributed (distributions in excess of) net
investment income	$500,107	$1,312,839	($40,456)

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Effective at the close of business on August 21,2009, Class R2 converted into Class A and Class R converted into Class R1.

See notes to financial statements

Annual report | Balanced Fund	25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$11.33	$15.67	$13.39	$12.60	$11.67	$11.15
Net investment income[3]	0.18	0.19	0.25	0.18	0.13	0.19
Net realized and unrealized gain (loss)
on investments	2.25	(4.36)	2.86	1.54	1.41	0.56
Total from investment operations	2.43	(4.17)	3.11	1.72	1.54	0.75
Less distributions
From net investment income	(0.22)	(0.17)	(0.24)	(0.20)	(0.16)	(0.23)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.22)	(0.17)	(0.83)	(0.93)	(0.61)	(0.23)
Net asset value, end of period	$13.54	$11.33	$15.67	$13.39	$12.60	$11.67
Total return (%)[4,5]	21.72	(26.84)[6]	23.45	13.75	13.36	6.78

Ratios and supplemental data

Net assets, end of period (in millions)	$579	$427	$241	$111	$92	$86
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.22[8]	1.18[7]	1.22	1.28	1.37	1.39
Expenses net of fee waivers	1.21[8]	1.17[7]	1.21	1.28	1.35	1.35
Expenses net of fee waivers
and credits	1.21[8]	1.17[7]	1.21	1.28	1.35	1.35
Net investment income	1.54	1.58[7]	1.68	1.35	1.13	1.72
Portfolio turnover (%)	100	95	43	60	88	56

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

26	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$11.31	$15.66	$13.39	$12.60	$11.67	$11.15
Net investment income[3]	0.10	0.10	0.15	0.09	0.05	0.11
Net realized and unrealized gain (loss)
on investments	2.25	(4.36)	2.85	1.54	1.41	0.56
Total from investment operations	2.35	(4.26)	3.00	1.63	1.46	0.67
Less distributions
From net investment income	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)	(0.15)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)	(0.15)
Net asset value, end of period	$13.52	$11.31	$15.66	$13.39	$12.60	$11.67
Total return (%)[4,5]	20.93	(27.31)[6]	22.54	12.97	12.59	6.05

Ratios and supplemental data

Net assets, end of period (in millions)	$60	$42	$37	$27	$27	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.91[7]	1.88[8]	1.91	1.97	2.07	2.08
Expenses net of fee waivers	1.91[7]	1.87[8]	1.91	1.97	2.05	2.04
Expenses net of fee waivers
and credits	1.91[7]	1.87[8]	1.91	1.97	2.05	2.04
Net investment income	0.85	0.88[8]	0.98	0.66	0.43	1.03
Portfolio turnover (%)	100	95	43	60	88	56

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

See notes to financial statements

Annual report | Balanced Fund	27

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$11.32	$15.67	$13.39	$12.60	$11.67	$11.15
Net investment income[3]	0.10	0.10	0.15	0.09	0.05	0.11
Net realized and unrealized gain (loss)
on investments	2.25	(4.36)	2.86	1.54	1.41	0.56
Total from investment operations	2.35	(4.26)	3.01	1.63	1.46	0.67
Less distributions
From net investment income	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)	(0.15)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)	(0.15)
Net asset value, end of period	$13.53	$11.32	$15.67	$13.39	$12.60	$11.67
Total return (%)[4,5]	20.91	(27.30)[6]	22.60	12.96	12.59	6.04

Ratios and supplemental data

Net assets, end of period (in millions)	$270	$162	$49	$10	$6	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.92[7]	1.88[8]	1.91	1.97	2.07	2.09
Expenses net of fee waivers	1.92[7]	1.87[8]	1.91	1.97	2.05	2.05
Expenses net of fee waivers
and credits	1.92[7]	1.87[8]	1.91	1.97	2.05	2.05
Net investment income	0.83	0.88[8]	0.96	0.64	0.43	1.00
Portfolio turnover (%)	100	95	43	60	88	56

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

See notes to financial statements

28	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$11.33	$15.67	$13.40	$12.61	$11.67	$11.15
Net investment income[3]	0.23	0.24	0.32	0.24	0.19	0.25
Net realized and unrealized gain (loss)
on investments	2.25	(4.36)	2.85	1.54	1.43	0.55
Total from investment operations	2.48	(4.12)	3.17	1.78	1.62	0.80
Less distributions
From net investment income	(0.27)	(0.22)	(0.31)	(0.26)	(0.23)	(0.28)
From net realized gain	—	—	(0.59)	(0.73)	(0.45)	—
Total distributions	(0.27)	(0.22)	(0.90)	(0.99)	(0.68)	(0.28)
Net asset value, end of period	$13.54	$11.33	$15.67	$13.40	$12.61	$11.67
Total return (%)[4,5]	22.23	(26.60)[6]	23.89	14.29	14.02	7.31

Ratios and supplemental data

Net assets, end of period (in millions)	$92	$74	$30	$4	$7	$6
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.79[7]	0.75[8]	0.77	0.80	0.84	0.83
Expenses net of fee waivers	0.79[7]	0.75[8]	0.77	0.80	0.84	0.83
Expenses net of fee waivers
and credits	0.79[7]	0.75[8]	0.77	0.80	0.84	0.83
Net investment income	1.98	2.01[8]	2.06	1.81	1.63	2.25
Portfolio turnover (%)	100	95	43	60	88	56

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

CLASS R1 SHARES Period ended	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$11.35	$14.24
Net investment income[3]	0.12	0.01
Net realized and unrealized gain (loss) on investments	2.27	(2.86)
Total from investment operations	2.39	(2.85)
Less distributions
From net investment income	(0.17)	(0.04)
Net asset value, end of period	$13.57	$11.35
Total return (%)[4,5]	21.23	(20.06)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.88[8]	1.59[9]
Expenses net of fee waivers	1.63[8]	1.59[9]
Expenses net of fee waivers and credits	1.63[8]	1.59[9]
Net investment income	0.94	0.59[9]
Portfolio turnover (%)	100	95

1 Period from 9-8-08 (inception date) to 10-31-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

See notes to financial statements

Annual report | Balanced Fund	29

F I N A N C I A L  S T A T E M E N T S

CLASS R3 SHARES Period ended	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, end of year	$11.35	$14.24
Net investment income[3]	0.13	0.01
Net realized and unrealized gain (loss) on investments	2.27	(2.86)
Total from investment operations	2.40	(2.85)
Less distributions
From net investment income	(0.18)	(0.04)
Net asset value, end of year	$13.57	$11.35
Total return (%)[4,5]	21.36	(20.04)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.83[8]	1.50[9]
Expenses net of fee waivers	1.51[8]	1.50[9]
Expenses net of fee waivers and credits	1.51[8]	1.50[9]
Net investment income	1.01	0.68[9]
Portfolio turnover (%)	100	95

1 Period from 9-8-08 (inception date) to 10-31-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

CLASS R4 SHARES Period ended	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of year	$11.34	$14.24
Net investment income[3]	0.10	0.01
Net realized and unrealized gain (loss) on investments	2.34	(2.85)
Total from investment operations	2.44	(2.84)
Less distributions
From net investment income	(0.21)	(0.06)
Net asset value, end of year	$13.57	$11.34
Total return (%)[4,5]	21.81	(20.04)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[8]	1.22[9]
Expenses net of fee waivers	1.23[8]	1.22[9]
Expenses net of fee waivers and credits	1.23[8]	1.22[9]
Net investment income	1.40	0.96[9]
Portfolio turnover (%)	100	95

1 Period from 9-8-08 (inception date) to 10-31-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

See notes to financial statements

30	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS R5 SHARES Period ended	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of year	$11.34	$14.24
Net investment income[3]	0.23	0.02
Net realized and unrealized gain (loss) on investments	2.24	(2.85)
Total from investment operations	2.47	(2.83)
Less distributions
From net investment income	(0.25)	(0.07)
Net asset value, end of year	$13.56	$11.34
Total return (%)[4,5]	22.09	(19.98)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[8]	0.94[9]
Expenses net of fee waivers	0.92[8]	0.94[9]
Expenses net of fee waivers and credits	0.92[8]	0.94[9]
Net investment income	1.75	1.25[9]
Portfolio turnover (%)	100	95

1 Period from 9-8-08 (inception date) to 10-31-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

See notes to financial statements

Annual report | Balanced Fund	31

Notes to financial statements

Note 1
Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and affiliates owned less than 0.01%, 14.63%, 5.59% 2.48% and 17.84% of Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, of the Fund on October 31, 2009.

Class R shares were converted to Class R1 shares and Class R2 shares were converted to Class A shares on August 21, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after year end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close

32	Balanced Fund | Annual report

of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Balanced Fund	33

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
Equity Securities
Consumer Discretionary	$57,174,834	—	—	$57,174,834
Consumer Staples	67,771,993	—	—	67,771,993
Energy	67,378,181	—	—	67,378,181
Financials	87,403,542	—	—	87,403,542
Health Care	64,654,019	—	—	64,654,019
Industrials	22,113,385	—	$1,111	22,114,496
Information Technology	144,122,893	—	—	144,122,893
Materials	42,635,570	$435,322	—	43,070,892
Telecommunication	6,965,929	—	—	6,965,929
Services
Utilities	17,741,632	1,417,995	—	19,159,627
Fixed Income Securities
Asset Backed Securities	—	5,105,885	750,000	5,855,885
Collateralized Mortgage	—	895,449	2,591,996	3,487,445
Obligations
Corporate Bonds	—	173,480,844	—	173,480,844
U.S. Government &	—	168,351,725	—	168,351,725
Agency Obligations
Short-Term Investments	38,999,155	61,471,746	—	100,470,901

Total Investments
in Securities	$616,961,133	$411,158,966	$3,343,107	$1,031,463,206

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	ASSET	COLLATERALIZED
	BACKED	MORTGAGE
INVESTMENTS IN SECURITIES	SECURITIES	OBLIGATIONS	INDUSTRIALS	TOTAL

Balance as of October 31, 2008	$615,000	$2,080,743	$1,111,000	$3,806,743
Accrued discounts/premiums	—	(113,756)	—	(113,756)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation	135,000	1,941,861	(1,109,889)	966,972
(depreciation)
Net purchases (sales)	—	(1,316,852)	—	(1,316,852)
Net transfers in and/out of Level 3	—	—	—	—
Balance as of October 31, 2009	$750,000	$2,591,996	$1,111	$3,343,107

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial

34	Balanced Fund | Annual report

reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Annual report | Balanced Fund	35

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates accounted for a realized gain on securities in the Statement of Operations and amounted to $20,639.

Stripped securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one tranche receives most, if not all, of the principal from the underlying mortgage assets (principal only), while the other class

36	Balanced Fund | Annual report

receives most, if not all, of the interest and the remainder of the principal (interest only). If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $126,555,869 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $41,924,005 and October 31, 2017 — $84,631,864.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually. During the year ended October 31, 2009, the tax character of distributions paid was $13,087,182 of ordinary income. During the period ended October 31, 2008, the tax character of distributions paid was $8,002,325 of ordinary income. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income: $8,181,454 and long-term capital gain $6,865,845. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the components of distributable earnings on a tax basis included $516,763 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to passive foreign investment companies and amortization and accretion on debt securities.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily

Annual report | Balanced Fund	37

management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

Effective April 1, 2009, the Adviser has agreed to contractually limit the class total expenses for Class R1, Class R3, Class R4 and Class R5 to 1.63%, 1.53%, 1.23% and 0.93%, respectively, of the Classes’ average daily net assets until February 28, 2010. This limitation excludes interest, overdraft, litigation, brokerage commissions, taxes and other extraordinary expenses incurred in the ordinary course of the Fund’s business. Accordingly, the expense reductions related to this limitation amounted to $1,619, $658, $3,309, $836, and $1,512 for Class R1, Class R3, Class R4, Class R5 and converted classes, respectively.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 0.50%, 0.50% and 0.25% of average daily net asset value of Class A, Class R1, Class R3 and Class R4 shares, respectively. In addition, the Fund makes monthly payments for Class B and C shares of 1.00%. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances. In addition, under Service Plans for R shares, the Fund pays up to 0.25%, 0.15%, 0.10% and 0.05% of Class R1, Class R3, Class R4 and Class R5 shares average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $2,433,477 with regard to sales of Class A shares. Of this amount, $371,343 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,052,725 was paid as sales commissions to unrelated broker-dealers and $9,409 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended

38	Balanced Fund | Annual report

October 31, 2009, CDSCs received by the Distributor amounted to $120,481 for Class B shares and $131,701 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R1, R3, R4 and R5 shares, and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $121 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $11,291.

Class level expenses for the year ended October 31, 2009 were as follows:

Share class	Distribution and service fees	Transfer agent fees

Class A	$1,416,479	$936,511
Class B	475,097	90,413
Class C	2,044,352	406,831
Class I	—	61,137
Class R1	968	1,838
Class R3	322	666
Class R4	1,842	4,038
Class R5	37	946
Converted classes	1,313	1,831
Total	$3,940,410	$1,504,211

Note 5
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | Balanced Fund	39

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2009, period ended October 31, 2008 and year ended December 31, 2007 along with the corresponding dollar value.

	Year ended 10-31-09		Period ended 10-31-08[1,2]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[3]

Sold	18,442,502	$224,595,056	32,744,359	$492,922,499	8,475,361	$130,266,599
Issued in class	43,463	580,884	—	—	—	—
Distributions
reinvested	656,907	7,833,950	342,617	5,008,984	632,302	9,707,323
Repurchased	(14,080,007)	(166,661,891)	(10,759,408)	(148,282,317)	(2,007,336)	(29,068,477)

Net increase	5,062,865	$66,347,999	22,327,568	$349,649,166	7,100,327	$110,905,445
Class B shares

Sold	1,818,931	$22,228,590	2,398,292	$36,175,093	967,628	$14,747,147
Distributions
reinvested	37,345	441,238	19,222	281,655	92,270	1,417,408
Repurchased	(1,120,397)	(13,147,596)	(1,065,018)	(15,123,054)	(686,774)	(10,000,141)

Net increase	735,879	$9,522,232	1,352,496	$21,333,694	373,124	$6,164,414
Class C shares

Sold	9,450,015	$114,125,425	12,954,921	$193,994,944	2,545,086	$39,455,075
Distributions
reinvested	154,655	1,830,440	59,639	867,143	102,065	1,574,446
Repurchased	(3,964,713)	(46,841,838)	(1,856,028)	(24,522,581)	(248,198)	(3,676,913)

Net increase	5,639,957	$69,114,027	11,158,532	$170,339,506	2,398,953	$37,352,608
Class I shares

Sold	2,985,503	$35,760,605	6,165,995	$92,458,483	1,607,576	$24,615,818
Distributions
reinvested	80,017	947,678	76,559	1,124,264	74,799	1,152,427
Repurchased	(2,843,355)	(34,092,495)	(1,603,889)	(21,904,565)	(80,062)	(1,176,016)

Net increase	222,165	$2,615,788	4,638,665	$71,678,182	1,602,313	$24,592,229
Class R shares[3]

Sold	1,131	$13,676	1,756	$25,000	—	—
Redeemed in
class	(2,906)	(38,936)	—	—	—	—
Distributions
reinvested	16	188	4	55	—	—
Repurchased	(1)	(11)	—	—	—	—

Net increase
(decrease)	(1,760)	($25,083)	1,760	$25,055	—	—
Class R1 shares[3]

Sold	41,674	$503,542	1,756	$25,000	—	—
Issued in class	2,907	38,936	—	—	—	—
Distributions
reinvested	93	1,246	5	71	—	—
Repurchased	(22,138)	(282,766)	—	—	—	—
Net increase	22,536	$260,958	1,761	$25,071	—	—

40	Balanced Fund | Annual report

	Year ended 10-31-09		Period ended 10-31-08[1,2]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class R2 shares[3]

Sold	42,362	$485,128	1,756	$25,000	—	—
Redeemed in
class	(43,378)	(580,884)	—	—	—	—
Distributions
reinvested	209	2,467	6	87	—	—
Repurchased	(955)	(12,121)	—	—	—	—

Net increase
(decrease)	(1,762)	($105,410)	1,762	$25,087	—	—
Class R3 shares

Sold	30,570	$423,559	1,755	$25,000	—	—
Distributions
reinvested	38	469	6	77	—	—
Repurchased	(496)	(6,995)	—	—	—	—

Net increase	30,112	$417,033	1,761	$25,077	—	—
Class R4 shares

Sold	71,759	$815,703	1,756	$25,000	—	—
Distributions
reinvested	558	7,282	7	97	—	—
Repurchased	(1,081)	(13,847)	—	—	—	—

Net increase	71,236	$809,138	1,763	$25,097	—	—
Class R5 shares

Sold	9,508	$117,693	1,755	$25,000	—	—
Distributions
reinvested	112	1,428	9	116	—	—
Repurchased	(737)	(9,997)	—	—	—	—

Net increase	8,883	$109,124	1,764	$25,116	—	—
Net increase	11,790,111	$149,065,806	39,487,832	$613,151,051	11,474,717	$179,014,696

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Class R, Class R1, Class R2, Class R3, Class R4, Class R5 for the period from 9-8-08 (inception date) to 10-31-08.

3 Effective at the close of business on August 21, 2009, Class R2 converted into Class A and Class R converted into Class R1.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2009, aggregated $885,856,242 and $756,038,603, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $99,267,462 and $47,480,129, respectively, during the year ended October 31, 2009.

Annual report | Balanced Fund	41

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of
John Hancock Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

42	Balanced Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 38.96% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Balanced Fund	43

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Balanced Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Balanced Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and two benchmark

44	Balanced Fund | Annual report

indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the median performance of the Category and Peer Group and one of its benchmark indices, the Standard & Poor’s 500 Index. The Board also noted that the Fund’s performance was lower than its other benchmark index, the Barclays Capital US Government/Credit Bond Index, for the for the 1-, 3- and 10-year periods and higher for the 5-year period.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was inline with its Peer Group median and not appreciably higher than its Category median. The Board also noted that the Fund’s Gross Expense Ratio was inline with the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific

Annual report | Balanced Fund	45

to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

46	Balanced Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust, and its series, John Hancock Balanced Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust, (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	141,427,728.5384	52.655%	94.610%
Withhold	8,056,558.5786	3.000%	5.390%
TOTAL	149,484,287.1170	55.655%	100.000%

John G. Vrysen
Affirmative	141,495,137.7080	52.681%	94.656%
Withhold	7,989,149.4090	2.974%	5.344%
TOTAL	149,484,287.1170	55.655%	100.000%

James F. Carlin
Affirmative	141,377,007.2535	52.637%	94.576%
Withhold	8,107,279.8635	3.018%	5.424%
TOTAL	149,484,287.1170	55.655%	100.000%

William H. Cunningham
Affirmative	141,391,771.6227	52.642%	94.586%
Withhold	8,092,515.4943	3.013%	5.414%
TOTAL	149,484,287.1170	55.655%	100.000%

Deborah Jackson
Affirmative	141,429,730.6300	52.656%	94.612%
Withhold	8,054,556.4870	2.999%	5.388%
TOTAL	149,484,287.1170	55.655%	100.000%

Charles L. Ladner
Affirmative	141,254,538.0290	52.591%	94.495%
Withhold	8,229,749.0880	3.064%	5.505%
TOTAL	149,484,287.1170	55.655%	100.000%

Stanley Martin
Affirmative	141,440,829.6673	52.660%	94.619%
Withhold	8,043,457.4497	2.995%	5.381%
TOTAL	149,484,287.1170	55.655%	100.000%

Patti McGill Peterson
Affirmative	141,436,095.3478	52.659%	94.616%
Withhold	8,048,191.7692	2.996%	5.384%
TOTAL	149,484,287.1170	55.655%	100.000%

Annual report | Balanced Fund	47

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	141,365,795.5744	52.632%	94.569%
Withhold	8,118,491.5426	3.023%	5.431%
TOTAL	149,484,287.1170	55.655%	100.000%

Steven R. Pruchansky
Affirmative	141,413,729.5482	52.650%	94.601%
Withhold	8,070,557.5688	3.005%	5.399%
TOTAL	149,484,287.1170	55.655%	100.000%

Gregory A. Russo
Affirmative	141,439,220.2789	52.660%	94.618%
Withhold	8,045,066.8381	2.995%	5.382%
TOTAL	149,484,287.1170	55.655%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust, and its series, John Hancock Balanced Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,349,565.5896	35.359%	69.612%
Against	970,725.0586	1.536%	3.023%
Abstain	1,325,389.1538	2.097%	4.128%
Broker Non-Votes	7,460,519.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3L PASSED ON MAY 5 2009

3. Approval of the following changes to fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	22,151,348.9479	35.045%	68.994%
Against	1,045,142.6107	1.654%	3.255%
Abstain	1,449,190.2434	2.293%	4.514%
Broker Non-Votes	7,460,517.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

48	Balanced Fund | Annual report

3B. Revise: Diversification

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,126,118.4707	35.006%	68.915%
Against	1,057,421.3308	1.673%	3.294%
Abstain	1,462,137.0005	2.313%	4.554%
Broker Non-Votes	7,460,522.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3C. Revise: Underwriting

Affirmative	22,092,984.1351	34.954%	68.812%
Against	1,058,951.2315	1.675%	3.298%
Abstain	1,493,739.4354	2.363%	4.653%
Broker Non-Votes	7,460,524.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3D. Revise: Real Estate

Affirmative	21,983,996.1248	34.781%	68.473%
Against	1,137,651.8739	1.800%	3.543%
Abstain	1,524,024.8033	2.411%	4.747%
Broker Non-Votes	7,460,526.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3E. Revise: Loans

Affirmative	21,943,453.2528	34.717%	68.347%
Against	1,187,103.1197	1.878%	3.697%
Abstain	1,515,118.4295	2.397%	4.719%
Broker Non-Votes	7,460,524.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3F. Revise: Senior Securities

Affirmative	22,064,682.3736	34.909%	68.724%
Against	1,117,145.0849	1.767%	3.480%
Abstain	1,463,846.3435	2.316%	4.559%
Broker Non-Votes	7,460,525.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

3L. Eliminate: Pledging Assets

Affirmative	21,959,386.6981	34.742%	68.396%
Against	1,182,785.2327	1.871%	3.684%
Abstain	1,503,501.8712	2.379%	4.683%
Broker Non-Votes	7,460,525.0000	11.804%	23.237%
TOTAL	32,106,198.8020	50.796%	100.000%

Annual report | Balanced Fund	49

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 PASSED FOR ALL CLASSES OF SHARES EXCEPT FOR CLASS B AND CLASS C ON MAY 5 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	13,525,300.4081	35.525%	67.113%
Against	927,877.1667	2.437%	4.604%
Abstain	986,406.1592	2.591%	4.895%
Broker Non-Votes	4,713,332.0000	12.380%	23.388%
TOTAL	20,152,915.7340	52.933%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,428,188.5341	38.266%	66.784%
Against	103,181.5557	2.765%	4.825%
Abstain	53,649.9992	1.437%	2.509%
Broker Non-Votes	553,479.0000	14.830%	25.882%
TOTAL	2,138,499.0890	57.298%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	5,013,658.4700	33.232%	65.620%
Against	319,531.9460	2.118%	4.182%
Abstain	291,705.7760	1.934%	3.818%
Broker Non-Votes	2,015,501.0000	13.360%	26.380%
TOTAL	7,640,397.1920	50.644%	100.000%

Class R—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,768.5430	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,768.5430	100.000%	100.000%

50	Balanced Fund | Annual report

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,770.8470	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,770.8470	100.000%	100.000%

Class R2—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,773.1570	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,773.1570	100.000%	100.000%

Class R3—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,771.7770	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,771.7770	100.000%	100.000%

Class R4—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,774.5460	99.413%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,774.5460	99.413%	100.000%

Annual report | Balanced Fund	51

Class R5—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,777.3320	100.000%	100.000%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	.0000	.000%	.000%
TOTAL	1,777.3320	100.000%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,232,622.7480	33.593%	66.132%
Against	2,016,870.1235	3.191%	6.282%
Abstain	1,398,185.9305	2.212%	4.355%
Broker Non-Votes	7,458,520.0000	11.800%	23.231%
TOTAL	32,106,198.8020	50.796%	100.000%

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 PASSED ON MAY 5 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	101,949,875.3464	37.958%	68.201%
Against	7,631,351.3404	2.841%	5.105%
Abstain	7,276,751.4292	2.709%	4.868%
Broker Non-Votes	32,626,309.0010	12.147%	21.826%
TOTAL	149,484,287.1170	55.655%	100.000%

52	Balanced Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1992	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1996	47

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | Balanced Fund	53

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1992	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1992	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President,
John Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President,
John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers,
LLC (the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group,
LLC (The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock
Investment Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life
Insurance Company (U.S.A.) (until 2004).

54	Balanced Fund | Annual report

Non-Independent Trustees3 (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock
Funds and John Hancock Funds III (2007–2009); John Hancock Funds II and John Hancock Trust (since
2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser,
The Berkeley Group, Manulife Financial Corporation Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President,
Manulife Financial Corporation (until 2006).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President (since 2009), Manulife Financial Corporation; Executive Vice President and Chief
Operating Officer (since 2009), Senior Vice President (2007–2009), Vice President (2005–2007), the
Adviser; Executive Vice President and Chief Operating Officer (since 2009), Senior Vice President
(2008–2009), Vice President (2006–2008), John Hancock Investment Management Services, LLC;
Executive Vice President and Chief Operating Officer (since 2009), The Berkeley Group; Executive Vice
President and Chief Operating Officer (since 2009), Senior Vice President (2006–2009), Vice President
(2005–2006), Second Vice President (2004–2005), John Hancock Funds, LLC; Executive Vice President
and Chief Operating Officer (since 2009), Vice President (2007–2009), the John Hancock Funds; Vice
President (since 2007), John Hancock Funds II and John Hancock Trust; Product Management and
Development, Senior Vice President (2005–2009), John Hancock Funds, LLC; Marketing and Product
Management, Vice President and Director (1998–2005), John Hancock Funds, LLC.

Annual report | Balanced Fund	55

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

56	Balanced Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Balanced Fund	57

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	3600A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

John Hancock
MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Annual Report
10.31.09

Management’s discussion of
Fund performance

By MFC Investment Management (U.S.), LLC

Stocks fell sharply during the first four months of the year ended October 31, 2009, as the financial meltdown spread and the economy slumped. The federal government responded with unprecedented stimulus measures and short-term interest rates near zero, while companies slashed costs and reduced inventories. But stocks slid as fears of an economic depression mounted. Sentiment finally improved in March, when some large banks forecast better-than-expected profits. Economic deterioration began slowing and stocks took off. The best performers in the rally were higher-risk, smaller-cap stocks, but the biggest gains for the year came from large caps, which suffered less during the market downturn.

John Hancock Large Cap Equity Fund’s Class A shares returned 22.76% at net asset value for the 12 months ended October 31, 2009. Over the same period, the Standard & Poor’s 500 Index gained 9.80%, while the Fund’s peer group, the Morningstar, Inc., large growth fund category, climbed an average 15.35%. The Fund benefited from strong stock selection, especially in the materials, consumer staples and energy sectors. Our focus remained on companies with high free cash flows and strong balance sheets, whose stocks were selling for less than we thought they were worth. We also looked for catalysts that could help unlock value. Winners included Barrick Gold Corp., a gold mining company with a strong balance sheet that benefited from rising gold prices, growing demand and good production growth. Suncor Energy, Inc., an exploration and production company in the Canadian oil sands, rallied sharply, as the company improved operations, made a smart acquisition and exceeded expectations for output. Elsewhere, Apple, Inc., climbed nicely, driven by better-than-expected iPhone sales. An overweight in financials, the weakest performing sector in the S&P 500, detracted from performance. Disappointments included JPMorgan Chase & Co., a well-capitalized investment bank that posted only modest gains for the year.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

6	Large Cap Equity Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception[3]	1-year	5-year	10-year	inception[3]

A	16.64	8.38	2.56	—	16.64	49.55	28.71	—

B	16.85	8.38	2.47	—	16.85	49.55	27.61	—

C	20.85	8.67	2.31	—	20.85	51.55	25.67	—

I1	23.21	9.97	—	1.75	23.21	60.84	—	16.24

R1[1,2]	22.16	9.06	2.68	—	22.16	54.29	30.29	—

R3[1,2]	22.28	9.17	2.78	—	22.28	55.06	31.60	—

R4[1,2]	22.65	9.49	3.09	—	22.65	57.39	35.60	—

R5[1,2]	23.02	9.82	3.40	—	23.02	59.75	39.72	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.11%, Class B —1.85%, Class C — 1.86%, Class I — 0.74%, Class R1 –1.61%, Class R3 — 1.51%, Class R4 — 1.21% and Class R5 — 0.91%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

2 September 30, 1984 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 is May 22, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

3 From March 1, 2001.

Annual report | Large Cap Equity Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	10-31-99	$12,761	$12,761	$9,090

C2	10-31-99	12,567	12,567	9,090

I3	3-1-01	11,624	11,624	9,825

R1[3,4]	10-31-99	13,029	13,029	9,090

R3[3,4]	10-31-99	13,160	13,160	9,090

R4[3,4]	10-31-99	13,560	13,560	9,090

R5[3,4]	10-31-99	13,972	13,972	9,090

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of October 31, 2009. The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

4 September 30, 1984 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 is May 22, 2009. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

8	Large Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,212.00	$6.52

Class B	1,000.00	1,207.50	10.68

Class C	1,000.00	1,207.50	10.68

Class I	1,000.00	1,214.20	4.41

For the classes noted below, the example assumes an account value of $1,000 on May 22, 2009, with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-22-09	on 10-31-09	period ended 10-31-09[2]

Class R1	$1,000.00	$1,182.30	$7.85

Class R3	1,000.00	1,182.80	7.36

Class R4	1,000.00	1,184.40	5.90

Class R5	1,000.00	1,186.00	4.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[3]

Class A	$1,000.00	$1,019.30	$5.95

Class B	1,000.00	1,015.50	9.75

Class C	1,000.00	1,015.50	9.75

Class I	1,000.00	1,021.20	4.02

Class R1	1,000.00	1,017.10	8.19

Class R3	1,000.00	1,017.60	7.68

Class R4	1,000.00	1,019.10	6.16

Class R5	1,000.00	1,020.60	4.63

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.92%, 1.92% and 0.79% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 1.51%, 1.21% and 0.91% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 163/365 (to reflect the period shown).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Large Cap Equity Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Microsoft Corp.	4.2%	Pfizer, Inc.	3.0%

Suncor Energy, Inc.	3.8%	Walgreen Co.	2.7%

Dell, Inc.	3.6%	Fiserv, Inc.	2.6%

Barrick Gold Corp.	3.5%	Southwestern Energy Co.	2.6%

Charles Schwab Corp.	3.2%	McKesson Corp.	2.5%

Sector Composition[2,3]

Information Technology	24%	Materials	7%

Financials	15%	Industrials	4%

Consumer Staples	12%	Utilities	3%

Energy	11%	Telecommunication Services	1%

Health Care	11%	Short-Term Investments & Other	2%

Consumer Discretionary	10%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Large Cap Equity Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 97.81%	$2,240,128,266

(Cost $2,279,902,908)

Consumer Discretionary 9.68%		221,795,683

Automobiles 0.48%

Ford Motor Co. (I)	1,563,196	10,942,372

Household Durables 0.89%

Pulte Homes, Inc. (L)	2,254,313	20,311,360

Media 5.78%

News Corp. (Class B) (L)	3,006,114	40,883,150

Sirius XM Radio, Inc. (I)	42,131,353	24,688,973

The Washington Post Co. (Class B)	68,787	29,715,984

Viacom, Inc. (Class B) (I)	1,349,948	37,245,065

Specialty Retail 2.53%

Best Buy Co., Inc.	1,027,087	39,214,182

Lowe’s Cos., Inc.	960,378	18,794,597

Consumer Staples 11.41%		261,219,951

Food & Staples Retailing 5.63%

Costco Wholesale Corp.	268,775	15,279,859

The Kroger Co.	2,196,019	50,793,919

Walgreen Co.	1,662,964	62,909,928

Food Products 3.99%

Archer-Daniels-Midland Co. (L)	1,565,221	47,144,457

Bunge, Ltd. (L)	255,925	14,603,081

Ralcorp Holdings, Inc. (I)	551,829	29,633,217

Household Products 1.79%

Procter & Gamble Co.	704,405	40,855,490

Energy 11.35%		260,062,454

Oil, Gas & Consumable Fuels 11.35%

Canadian Natural Resources, Ltd.	300,817	19,453,835

Denbury Resources, Inc. (I)	2,839,442	41,455,853

EnCana Corp.	92,737	5,136,702

OGX Petroleo e Gas participacoes SA	10,430	8,437,015

PetroHawk Energy Corp. (I)	691,642	16,267,420

Southwestern Energy Co. (I)	1,364,922	59,483,301

Suncor Energy, Inc.	2,648,665	87,458,918

Williams Cos., Inc.	1,186,706	22,369,410

See notes to financial statements

12	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Financials 14.70%		$336,728,258

Capital Markets 6.61%

Charles Schwab Corp.	4,261,367	73,892,104

Franklin Resources, Inc.	70,311	7,356,640

Goldman Sachs Group, Inc.	157,263	26,761,445

Morgan Stanley	555,388	17,839,063

State Street Corp.	607,799	25,515,402

Commercial Banks 1.14%

Wells Fargo & Co.	951,385	26,182,115

Diversified Financial Services 3.18%

Bank of America Corp.	3,292,388	48,003,017

JPMorgan Chase & Co.	380,015	15,873,227

NASDAQ OMX Group, Inc. (I)	493,888	8,919,617

Insurance 3.77%

ACE, Ltd. (I)	726,377	37,306,723

Berkshire Hathaway, Inc. (Class B) (I)	11,439	37,554,237

MetLife, Inc.	338,662	11,524,668

Health care 10.81%		247,519,943

Biotechnology 2.03%

Amgen, Inc. (I)	437,875	23,527,024

Cephalon, Inc. (I)(L)	418,674	22,851,227

Health Care Providers & Services 4.91%

Aetna, Inc.	264,446	6,883,529

Cardinal Health, Inc.	359,453	10,186,898

Express Scripts, Inc. (I)	290,612	23,225,711

Laboratory Corp. of America Holdings (I)	215,728	14,861,502

McKesson Corp.	974,988	57,261,045

Pharmaceuticals 3.87%

Abbott Laboratories	390,818	19,763,666

Pfizer, Inc.	4,049,286	68,959,341

Industrials 3.75%		85,882,941

Commercial Services & Supplies 2.40%

Republic Services, Inc.	2,122,841	55,002,810

Electrical Equipment 1.35%

ABB, Ltd. SADR (I)	1,666,224	30,875,131

Oil, Gas & Consumable Fuels 0.00%

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Information Technology 24.36%		557,906,471

Communications Equipment 2.80%

Cisco Systems, Inc. (I)	656,096	14,991,794

Corning, Inc.	3,358,077	49,061,505

Computers & Peripherals 7.59%

Apple, Inc. (I)	246,646	46,492,771

Dell, Inc. (I)	5,671,435	82,179,093

EMC Corp. (I)	2,741,228	45,148,025

See notes to financial statements

Annual report | Large Cap Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

			Shares	Value
Internet Software & Services 3.66%

eBay, Inc. (I)			2,043,315	$45,504,625

Google, Inc. (Class A) (I)			34,602	18,550,824

Yahoo!, Inc. (I)			1,251,576	19,900,058

IT Services 4.24%

Accenture PLC (Class A)			986,747	36,588,579

Fiserv, Inc. (I)			1,319,407	60,521,199

Software 6.07%

Electronic Arts, Inc. (I)(L)			755,583	13,781,834

Microsoft Corp.			3,434,062	95,226,539

Symantec Corp. (I)			1,704,188	29,959,625

Materials 7.31%				167,391,363

Chemicals 2.32%

Ecolab, Inc.			1,209,181	53,155,597

Metals & Mining 4.99%

ArcelorMittal (L)			364,498	12,400,222

Avalon Rare Metals, Inc.			997,920	2,314,846

Barrick Gold Corp.			2,254,281	80,996,316

Freeport-McMoRan Copper & Gold, Inc. (I)			249,598	18,310,509

Titanium Resources Group Ltd.			948,050	213,873

Telecommunication Services 1.18%				26,963,468

Wireless Telecommunication Services 1.18%

Vodafone Group PLC, SADR (L)			1,215,118	26,963,468

Utilities 3.26%				74,657,734

Electric Utilities 1.25%

American Electric Power Co., Inc.			767,900	23,205,938

Electricite de France			99,171	5,515,100

Gas Utilities 0.86%

EQT Corp.			470,201	19,682,614

Water Utilities 1.15%

American Water Works Co., Inc.			1,383,979	26,254,082

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 0.00%				$34,850

(Cost $286,174)

Industrials 0.00%				34,850

Airlines 0.00%

Northwest Airlines, Inc.,
Gtd Conv Sr Note (I)	6.625%	05-15-23	$25,000,000	31,250

Northwest Airlines, Inc.,
Conv Sr Note (I)	7.625	11-15-23	3,000,000	3,600

See notes to financial statements

14	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

		Maturity
	Rate	date	Par value	Value

Collateralized Mortgage Obligations 0.45%				$10,231,903

(Cost $5,552,306)

Collateralized Mortgage Obligations 0.45%				10,231,903
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.078%	05-25-47	$69,472,362	4,298,602

Harborview Mortgage Loan Trust,
CMO-REMIC Ser 2005-10-X IO	2.834	11-19-35	141,919,791	3,459,295

Residential Accredit Loans, Inc.,
Ser 2005-Q02 Class X IO	1.220	09-25-45	164,933,727	2,474,006

	Expiration	Strike
	date	price	Shares	Value

Warrants 0.07%				$1,741,289

(Cost $1,599,565)

Materials 0.07%				1,741,289

Metals & Mining 0.07%

Avalon Rare Metals, Inc. (I)	01-18-2010	$3.00	768,000	1,741,289

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 6.66%				$152,480,720

(Cost $152,494,576)

U.S. Government Agency 0.66%				14,999,993
Federal Home Loan Bank,
Discount Note	0.050%	11-02-09	$15,000,000	14,999,993

Repurchase Agreement 0.19%				4,383,000
Repurchase Agreement with State Street Corp.
dated 10-30-09 at 0.01% to be repurchased
at $4,383,004 on 11-2-09, collateralized
by $175,000 Federal Home Loan Mortgage
Corp., 2.00% due 9-28-2012 (valued at
$175,635, including interest) and $4,160,000
Federal Home Loan Bank, 7.00% due
3-15-10 (valued at $4,447,628,
including interest)	0.010	11-02-09	4,383,000	4,383,000

		Yield*	Shares	Value
Cash Equivalents 5.81%				133,097,727
John Hancock Collateral Investment Trust (T)(W)		0.2561% (Y)	13,295,945	133,097,727

Total investments (Cost $2,439,835,529)† 104.99%			$2,404,617,028

Other assets and liabilities, net (4.99%)			($114,303,118)

Total net assets 100.00%			$2,290,313,910

See notes to financial statements

Annual report | Large Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

IO Interest Only Security-Interest Tranche of Stripped Mortgage Pool

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of October 31, 2009.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,452,342,824. Net unrealized depreciation aggregated $47,725,796, of which $205,523,389 related to appreciated investment securities and $253,249,185 related to depreciated investment securities.

See notes to financial statements

16	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,306,723,946)
including $125,585,555 of securities loaned (Note 2)	$2,271,519,301
Investments in affiliated issuers, at value (Cost $133,111,583) (Note 2)	133,097,727

Total investments, at value (Cost $2,439,835,529)	2,404,617,028
Cash	759
Receivable for investments sold	48,189,672
Receivable for fund shares sold	9,840,363
Dividends and interest receivable	1,925,534
Receivable for securities lending income	29,293
Receivable from affiliates	15,218
Other receivables and prepaid assets	176,807

Total assets	2,464,794,674

Liabilities

Payable for investments purchased	33,242,189
Payable for fund shares repurchased	5,579,099
Payable upon return of securities loaned (Note 2)	133,075,814
Payable to affiliates
Accounting and legal services fees	22,799
Transfer agent fees	419,641
Distribution and service fees	715,634
Management fees	1,204,429
Other liabilities and accrued expenses	221,159

Total liabilities	174,480,764

Net assets

Capital paid-in	$3,210,531,744
Undistributed net investment income	2,426,876
Accumulated net realized loss on investments, options written and foreign
currency transactions	(887,427,727)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(35,216,983)
Net assets	$2,290,313,910

See notes to financial statements

Annual report | Large Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($1,660,487,914 ÷ 76,849,795 shares)	$21.61
Class B ($105,039,304 ÷ 5,246,506 shares)[1]	$20.02
Class C ($329,380,860 ÷ 16,454,981 shares)[1]	$20.02
Class I ($195,105,603 ÷ 8,738,117 shares)	$22.33
Class R1 ($125,779 ÷ 5,653 shares)	$22.25
Class R3 ($29,566 ÷ 1,328 shares)	$22.26
Class R4 ($29,606 ÷ 1,328 shares)	$22.29
Class R5 ($115,278 ÷ 5,165 shares)	$22.32

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$22.75

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

18	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned, expenses incurred in operating the Fund and net gains (losses) for the period stated.

Investment income

Dividends	$26,410,607
Interest	3,061,601
Securities lending	239,046
Income from affiliated issuers	95,148
Less foreign taxes withheld	(421,730)

Total investment income	29,384,672

Expenses

Investment management fees (Note 5)	11,680,514
Distribution and service fees (Note 5)	6,951,245
Accounting and legal services fees (Note 5)	356,734
Transfer agent fees (Note 5)	4,379,883
Trustees’ fees (Note 6)	168,930
State registration fees	61,989
Printing and postage fees	410,216
Professional fees	182,685
Custodian fees	111,505
Proxy fees	524,684
Other	120,583

Total expenses	24,948,968
Less expense reductions (Note 5)	(67,045)

Net expenses	24,881,923

Net investment income	4,502,749

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(327,166,707)
Investments in affiliated issuers	35,769
Foreign currency transactions	7,233,892
(319,897,046)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	714,905,588
Investments in affiliated underlying funds	(13,856)
Translation of assets and liabilities in foreign currencies	(6,290,169)
708,601,563
Net realized and unrealized gain	388,704,517
Increase in net assets from operations	$393,207,266

See notes to financial statements

Annual report | Large Cap Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	10-31-09	10-31-08[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income (loss)	$4,502,749	($1,859,894)	$581,417
Net realized gain (loss)	(319,897,046)	(73,832,129)	73,262,082
Change in net unrealized appreciation
(depreciation)	708,601,563	(1,080,884,214)	211,927,619

Increase (decrease) in net assets resulting
from operations	393,207,266	(1,156,576,237)	285,771,118
Distributions to shareholders
From net investment income
Class A	(41,980,106)	—	—
Class B	(2,533,709)	—	—
Class C	(6,178,011)	—	—
Class I	(6,296,729)	—	(93,517)

Total distributions	(56,988,555)	—	(93,517)

From Fund share transactions (Note 7)	176,277,756	1,149,814,748	881,005,855

Total increase (decrease)	512,496,467	(6,761,489)	1,166,683,456

Net assets

Beginning of year	1,777,817,443	1,784,578,932	617,895,476

End of year	$2,290,313,910	$1,777,817,443	$1,784,578,932
Undistributed net investment income	$2,426,876	$48,004,589	$205,584

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

20	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of year	$18.28	$28.40	$21.23	$17.66	$15.19	$14.61
Net investment income (loss)[3]	0.07	—[4]	0.04	(0.04)	(0.02)	0.06
Net realized and unrealized gain (loss)
on investments	3.88	(10.12)	7.13	3.61	2.49	0.54
Total from investment operations	3.95	(10.12)	7.17	3.57	2.47	0.60
Less distributions
From net investment income	(0.62)	—	—	—	—	(0.02)
Total distributions	(0.62)	—	—	—	—	(0.02)
Net asset value, end of year	$21.61	$18.28	$28.40	$21.23	$17.66	$15.19
Total return (%)[5]	22.76[6]	(35.63)[6,7]	33.77	20.22[6]	16.26[6]	4.14[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$1,660	$1,249	$1,182	$463	$343	$325
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.23	1.11[8]	1.14	1.23	1.30	1.34
Expenses net of fee waivers	1.23	1.11[8]	1.14	1.21	1.25	1.29
Expenses net of fee waivers
and credits	1.22	1.11[8]	1.14	1.21	1.25	1.29
Net investment income (loss)	0.35	(0.01)[8]	0.15	(0.22)	(0.12)	0.44
Portfolio turnover (%)	120	113	40	78	74	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Annual report | Large Cap Equity Fund	21

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98
Net investment loss[3]	(0.06)	(0.16)	(0.15)	(0.18)	(0.13)	(0.05)
Net realized and unrealized gain (loss)
on investments	3.61	(9.36)	6.67	3.40	2.35	0.52
Total from investment operations	3.55	(9.52)	6.52	3.22	2.22	0.47
Less distributions
From net investment income	(0.42)	—	—	—	—	—
Total distributions	(0.42)	—	—	—	—	—
Net asset value, end of period	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Total return (%)[4]	21.85[5]	(36.05)[5,6]	32.78	19.32[5]	15.36[5]	3.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$105	$105	$156	$118	$153	$196
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.98	1.85[7]	1.89	1.98	2.06	2.09
Expenses net of fee waivers	1.98	1.85[7]	1.89	1.96	2.01	2.04
Expenses net of fee waivers
and credits	1.98	1.85[7]	1.89	1.96	2.01	2.04
Net investment loss	(0.38)	(0.75)[7]	(0.63)	(0.98)	(0.88)	(0.35)
Portfolio turnover (%)	120	113	40	78	74	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

CLASS C SHARES Period ended	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[1]	12-31-04[1]

Per share operating performance

Net asset value, beginning of period	$16.89	$26.41	$19.89	$16.67	$14.45	$13.98
Net investment loss[3]	(0.07)	(0.16)	(0.14)	(0.18)	(0.13)	(0.05)
Net realized and unrealized gain (loss)
on investments	3.62	(9.36)	6.66	3.40	2.35	0.52
Total from investment operations	3.55	(9.52)	6.52	3.22	2.22	0.47
Less distributions
From net investment income	(0.42)	—	—	—	—	—
Total distributions	(0.42)	—	—	—	—	—
Net asset value, end of period	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Total return (%)[4,5]	21.85	(36.05)[6]	32.78	19.32	15.36	3.36

Ratios and supplemental data

Net assets, end of period (in millions)	$329	$250	$176	$34	$20	$25
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.98	1.86[7]	1.90	1.98	2.06	2.09
Expenses net of fee waivers	1.98	1.86[7]	1.89	1.96	2.01	2.04
Expenses net of fee waivers
and credits	1.97	1.86[7]	1.89	1.96	2.01	2.04
Net investment loss	(0.40)	(0.76)[7]	(0.58)	(0.97)	(0.87)	(0.36)
Portfolio turnover (%)	120	113	40	78	74	97

1 Audited by previous independent registered public accounting firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

22	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2]	12-31-04[2]

Per share operating performance

Net asset value, beginning of period	$18.91	$29.28	$21.80	$18.05	$15.46	$14.87
Net investment income[3]	0.14	0.09	0.19	0.11	0.06	0.15
Net realized and unrealized gain (loss)
on investments	4.00	(10.46)	7.30	3.64	2.53	0.54
Total from investment operations	4.14	(10.37)	7.49	3.75	2.59	0.69
Less distributions
From net investment income	(0.72)	—	(0.01)	—	—	(0.10)
Total distributions	(0.72)	—	(0.01)	—	—	(0.10)
Net asset value, end of period	$22.33	$18.91	$29.28	$21.80	$18.05	$15.46
Total return (%)[4]	23.21[5]	(35.42)[5,6]	34.36	20.78	16.75	4.68

Ratios and supplemental data

Net assets, end of period (in millions)	$195	$174	$271	$4	—[7]	—[7]
Ratios (as a percentage of average net
assets):
Expenses before reductions	0.84	0.74[8]	0.76	0.77	0.78	0.79
Expenses net of fee waivers	0.84	0.74[8]	0.75	0.77	0.78	0.79
Expenses net of fee waivers
and credits	0.84	0.74[8]	0.75	0.77	0.78	0.79
Net investment income	0.75	0.36[8]	0.69	0.54	0.35	0.98
Portfolio turnover (%)	120	113	40	78	74	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

CLASS R1 SHARES Period ended	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$18.82
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments	3.45
Total from investment operations	3.43
Net asset value, end of period	$22.25
Total return (%)	18.23[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]

Ratios (as a percentage of average net assets):
Expenses before reductions	2.38[6]
Expenses net of fee waivers	1.61[6]
Expenses net of fee waivers and credits	1.61[6]
Net investment loss	(0.24)[6]
Portfolio turnover (%)	120

1 Period from 5-22-09 (inception date) to 10-31-09.

2 Based on the average daily shares outstanding.

3 Not annualized.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

Annual report | Large Cap Equity Fund	23

F I N A N C I A L  S T A T E M E N T S

CLASS R3 SHARES Period ended	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$18.82
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments	3.46
Total from investment operations	3.44
Net asset value, end of period	$22.26
Total return (%)	18.28[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.13[6]
Expenses net of fee waivers	1.51[6]
Expenses net of fee waivers and credits	1.51[6]
Net investment loss	(0.19)[6]
Portfolio turnover (%)	120

1 Period from 5-22-09 (inception date) to 10-31-09.

2 Based on the average daily shares outstanding.

3 Not annualized.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

6 Annualized.

CLASS R4 SHARES Period ended	10-31-09[1]

Per share operating performance
Net asset value, beginning of period	$18.82
Net investment income[2]	0.01
Net realized and unrealized gain on investments	3.46
Total from investment operations	3.47
Net asset value, end of period	$22.29
Total return (%)	18.44[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.87[6]
Expenses net of fee waivers	1.21[6]
Expenses net of fee waivers and credits	1.21[6]
Net investment income	0.11[6]
Portfolio turnover (%)	120

1 Period from 5-22-09 (inception date) to 10-31-09.

2 Based on the average daily shares outstanding.

3 Not annualized.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

24	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS R5 SHARES Period ended	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$18.82
Net investment income[2]	0.03
Net realized and unrealized gain on investments	3.47
Total from investment operations	3.50
Net asset value, end of period	$22.32
Total return (%)	18.60[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.40[6]
Expenses net of fee waivers	0.91[6]
Expenses net of fee waivers and credits	0.91[6]
Net investment income	0.37[6]
Portfolio turnover (%)	120

1 Period from 5-22-09 (inception date) to 10-31-09.

2 Based on the average daily shares outstanding.

3 Not annualized.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

Annual report | Large Cap Equity Fund	25

Notes to financial statements

Note 1
Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4, and Class R5 are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a

26	Large Cap Equity Fund | Annual report

floating rate fund investing in money market instruments as part of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Large Cap Equity Fund	27

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Equity Securities
Consumer Discretionary	$221,795,683	—	—	$221,795,683
Consumer Staples	261,219,951	—	—	261,219,951
Energy	260,062,454	—	—	260,062,454
Financials	336,728,258	—	—	336,728,258
Health Care	247,519,943	—	—	247,519,943
Industrials	85,877,941	—	$5,000	85,882,941
Information Technology	557,906,471	—	—	557,906,471
Materials	167,177,490	$1,955,162	—	169,132,652
Telecommunication	26,963,468		—	26,963,468
Services
Utilities	69,142,634	5,515,100	—	74,657,734

Fixed Income Securities

Collateralized Mortgage	—	—	10,231,903	10,231,903
Obligations
Corporate Bonds	—	3,600	31,250	34,850
Short-Term Investments	133,097,727	19,382,993	—	152,480,720

Total Investments in	$2,367,492,020	$26,856,855	$10,268,153	$2,404,617,028
Securities

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERALIZED
	MORTGAGE	CORPORATE
	OBLIGATIONS	BONDS	INDUSTRIALS	MATERIALS	TOTALS

Balance as of	$11,847,674	$62,500	$5,000,000	$109,853	$17,020,027
10/31/08
Accrued discounts/	—	—	—	—	—
premiums
Realized gain (loss)	—	(31,250)	—	—	(31,250)
Change in Unreal-	3,452,476	(31,250)	(4,995,000)	—	(1,573,774)
ized appreciation
(depreciation)
Net purchases	(5,068,247)	—	—	—	(5,068,247)
(sales)
Transfers in and/or	—	31,250	—	(109,853)	(78,603)
out of Level 3
Balance as of	$10,231,903	$31,250	$5,000	—	$10,268,153
10/31/09

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic

28	Large Cap Equity Fund | Annual report

dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no significant borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense

Annual report | Large Cap Equity Fund	29

and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $75,160.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $877,535,675 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: October 31, 2010 — $433,415,811, October 31, 2016 — $87,264,591 and October 31, 2017 — $356,855,273.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends annually. Capital gain distributions, if any, are paid annually. During the year ended October 31, 2009, the tax character of distributions paid was as follows: ordinary income $56,988,555. There were no distributions during the period ended October 31, 2008. During the year ended December 31, 2007, the tax character of distributions was as follows: ordinary income $93, 517. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same

30	Large Cap Equity Fund | Annual report

amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the components of distributable earnings on a tax basis included $5,099,073 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and passive foreign investment companies.

Note 3
Financial instruments
Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure, or as a part of an investment strategy, in order to gain exposure to a currency.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counter-party defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the year ended October 31, 2009, the Fund used foreign currency exchange contracts to manage against anticipated currency exchange rates changes.

During the year ended October 31, 2009, the Fund held foreign currency exchange contracts with a USD principal amount of approximately $670,000,000. The Fund only held the contracts during the first quarter of the fiscal year.

Annual report | Large Cap Equity Fund	31

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended October 31, 2009:

FORWARDS

Statement of Operations location — Net realized gain (loss) on Foreign currency transactions
Foreign exchange contracts	$6,591,675
Total	$6,591,675

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended October 31, 2009:

FORWARDS

Statement of Operations location — Change in net unrealized appreciation
(depreciation) of Translation of assets and liabilities in foreign currencies
Foreign exchange contracts	($32,106,334)
Total	($32,106,334)

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value, and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.62% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

Effective May 22, 2009, the Adviser has contractually agreed through June 30, 2010 to the extent necessary to limit the total expenses of each class as follows: 1.61% for Class R1, 1.51% for Class R3, 1.21% for Class R4 and 0.91% for Class R5, excluding certain expenses such as extraordinary fees, taxes, litigation, brokerage and interest expenses. Reimbursements under this limitation were $321, $203, $209

32	Large Cap Equity Fund | Annual report

and $225 for Class R1, Class R3, Class R4 and Class R5 shares, respectively.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively, and daily payments to the Distributor at an annual rate not to exceed 0.50%, 0.50% and 0.25% of average daily net asset value of Class R1, Class R3 and Class R4 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, a curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $2,522,367 with regard to sales of Class A shares. Of this amount, $361,099 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,138,870 was paid as sales commissions to unrelated broker-dealers and $22,398 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $270,663 for Class B shares and $203,794 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04%, 0.05%, 0.05%, 0.05% and 0.05% for Classes A, B, C, I, R1, R3, R4 and R5, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are aggregated and allocated to each class based on the relative net assets of the classes.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $374 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $65,713.

Annual report | Large Cap Equity Fund	33

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution and	Transfer agent
Share class	service fees	fees

Class A	$3,334,262	$3,291,236
Class B	972,293	244,372
Class C	2,644,388	657,102
Class I	—	185,965
Class R1	208	481
Class R3	63	242
Class R4	31	242
Class R5	—	243
Total	$6,951,245	$4,379,883

Note 6
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2009, the period ended October 31, 2008 and the year ended December 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-09		Period ended 10-31-08[1]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	37,704,320	$689,698,346	55,839,411	$1,595,002,854	24,383,045	$630,086,340
Distributions
reinvested	2,333,771	37,620,391	—	—	—	—
Repurchased	(31,513,072)	(557,233,273)	(29,141,409)	(755,603,450)	(4,550,270)	(113,430,694)

Net increase	8,525,019	$170,085,464	26,698,002	$839,399,404	19,832,775	$516,655,646
Class B shares

Sold	1,246,903	$21,077,789	2,403,422	$63,887,648	1,879,974	$45,384,056
Distributions
reinvested	141,890	2,132,611	—	—	—	—
Repurchased	(2,348,671)	(38,963,726)	(2,091,778)	(52,052,740)	(1,909,115)	(43,373,238)
Net increase
(decrease)	(959,878)	($15,753,326)	311,644	$11,834,908	(29,141)	$2,010,818
Class C shares

Sold	6,443,394	$111,387,660	11,328,669	$302,147,156	5,429,774	$131,302,752
Distributions
reinvested	274,492	4,125,620	—	—	—	—
Repurchased	(5,042,444)	(83,043,481)	(3,208,598)	(74,821,289)	(457,761)	(10,734,097)

Net increase	1,675,442	$32,469,799	8,120,071	$227,325,867	4,972,013	$120,568,655
Class I shares

Sold	6,846,223	$125,035,492	12,446,407	$372,735,782	9,576,765	$255,414,417
Distributions
reinvested	127,642	2,118,864	—	—	3,014	86,521
Repurchased	(7,464,549)	(137,955,654)	(12,472,367)	(301,481,213)	(505,745)	(13,730,202)
Net increase
(decrease)	(490,684)	($10,801,298)	(25,960)	$71,254,569	9,074,034	$241,770,736

34	Large Cap Equity Fund | Annual report

	Year ended 10-31-09		Period ended 10-31-08[1]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class R1 shares

Sold	5,653	$111,058	—	—	—	—

Net increase	5,653	$111,058	—	—	—	—
Class R3 shares

Sold	1,328	$25,000	—	—	—	—

Net increase	1,328	$25,000	—	—	—	—
Class R4 shares

Sold	1,328	$25,000	—	—	—	—

Net increase	1,328	$25,000	—	—	—	—
Class R5 shares

Sold	5,165	$116,059	—	—	—	—

Net increase	5,165	$116,059	—	—	—	—
Net increase	8,763,373	$176,277,756	35,103,757	$1,149,814,748	33,849,681	$881,005,855

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $2,568,725,989 and $2,274,601,009, respectively.

Annual report | Large Cap Equity Fund	35

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of
John Hancock Large Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

36	Large Cap Equity Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 21.89% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Large Cap Equity Fund	37

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Large Cap Equity Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds

38	Large Cap Equity Fund | Annual report

(the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the performance of the Category and Peer Group medians, and its benchmark index, the Standard & Poor’s 500 Index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of Category and inline with the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net and Gross Expense Ratios were inline with the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably

Annual report | Large Cap Equity Fund	39

shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

40	Large Cap Equity Fund | Annual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Large Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust, (the “Trust”).

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present
Present

James R. Boyle
Affirmative	141,427,728.5384	52.655%	94.610%
Withhold	8,056,558.5786	3.000%	5.390%
TOTAL	149,484,287.1170	55.655%	100.000%

John G. Vrysen
Affirmative	141,495,137.7080	52.681%	94.656%
Withhold	7,989,149.4090	2.974%	5.344%
TOTAL	149,484,287.1170	55.655%	100.000%

James F. Carlin
Affirmative	141,377,007.2535	52.637%	94.576%
Withhold	8,107,279.8635	3.018%	5.424%
TOTAL	149,484,287.1170	55.655%	100.000%

William H. Cunningham
Affirmative	141,391,771.6227	52.642%	94.586%
Withhold	8,092,515.4943	3.013%	5.414%
TOTAL	149,484,287.1170	55.655%	100.000%

Deborah Jackson
Affirmative	141,429,730.6300	52.656%	94.612%
Withhold	8,054,556.4870	2.999%	5.388%
TOTAL	149,484,287.1170	55.655%	100.000%

Charles L. Ladner
Affirmative	141,254,538.0290	52.591%	94.495%
Withhold	8,229,749.0880	3.064%	5.505%
TOTAL	149,484,287.1170	55.655%	100.000%

Stanley Martin
Affirmative	141,440,829.6673	52.660%	94.619%
Withhold	8,043,457.4497	2.995%	5.381%
TOTAL	149,484,287.1170	55.655%	100.000%

Patti McGill Peterson
Affirmative	141,436,095.3478	52.659%	94.616%
Withhold	8,048,191.7692	2.996%	5.384%
TOTAL	149,484,287.1170	55.655%	100.000%

Annual report | Large Cap Equity Fund	41

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	141,365,795.5744	52.632%	94.569%
Withhold	8,118,491.5426	3.023%	5.431%
TOTAL	149,484,287.1170	55.655%	100.000%

Steven R. Pruchansky
Affirmative	141,413,729.5482	52.650%	94.601%
Withhold	8,070,557.5688	3.005%	5.399%
TOTAL	149,484,287.1170	55.655%	100.000%

Gregory A. Russo
Affirmative	141,439,220.2789	52.660%	94.618%
Withhold	8,045,066.8381	2.995%	5.382%
TOTAL	149,484,287.1170	55.655%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Large Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC.

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	32,946,987.3648	32.563%	64.209%
Against	1,508,380.5672	1.491%	2.940%
Abstain	2,252,881.6290	2.227%	4.391%
Broker Non-Votes	14,603,288.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3N DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	32,668,353.8495	32.288%	63.667%
Against	1,613,858.0143	1.595%	3.145%
Abstain	2,426,041.6972	2.398%	4.728%
Broker Non-Votes	14,603,284.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

42	Large Cap Equity Fund | Annual report

3B. Revise: Diversification

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	32,868,917.0781	32.487%	64.058%
Against	1,509,732.1378	1.492%	2.942%
Abstain	2,329,601.3451	2.302%	4.540%
Broker Non-Votes	14,603,287.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3C. Revise: Underwriting

Affirmative	32,625,032.1190	32.245%	63.583%
Against	1,645,749.9417	1.627%	3.207%
Abstain	2,437,464.5003	2.409%	4.750%
Broker Non-Votes	14,603,291.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3D. Revise: Real Estate

Affirmative	32,429,357.2863	32.052%	63.201%
Against	1,781,563.9182	1.761%	3.472%
Abstain	2,497,331.3565	2.468%	4.867%
Broker Non-Votes	14,603,285.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3E. Revise: Loans

Affirmative	32,410,960.7430	32.033%	63.165%
Against	1,844,116.1147	1.823%	3.594%
Abstain	2,453,170.7033	2.425%	4.781%
Broker Non-Votes	14,603,290.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3F. Revise: Senior Securities

Affirmative	32,582,457.1428	32.203%	63.499%
Against	1,742,084.5990	1.722%	3.395%
Abstain	2,383,706.8192	2.356%	4.646%
Broker Non-Votes	14,603,289.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3I. Eliminate: Trustee and Officer Ownership

Affirmative	32,430,592.6418	32.053%	63.203%
Against	1,864,015.9240	1.842%	3.633%
Abstain	2,413,642.9952	2.386%	4.704%
Broker Non-Votes	14,603,286.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	32,596,919.2723	32.217%	63.528%
Against	,789,815.7247	1.769%	3.488%
Abstain	2,321,521.5640	2.295%	4.524%
Broker Non-Votes	14,603,281.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Annual report | Large Cap Equity Fund	43

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3M. Eliminate: Unseasoned Companies

Affirmative	32,706,629.6408	32.326%	63.742%
Against	1,697,119.8571	1.677%	3.307%
Abstain	2,304,511.0631	2.278%	4.491%
Broker Non-Votes	14,603,277.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

3N. Eliminate: Loans to Trust Officers & Trustees

Affirmative	32,633,346.7374	32.254%	63.599%
Against	1,816,157.1126	1.795%	3.539%
Abstain	2,258,748.7110	2.232%	4.402%
Broker Non-Votes	14,603,285.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no Quorum for Class C).

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	23,352,680.6266	32.916%	61.446%
Against	1,402,629.8707	1.977%	3.691%
Abstain	2,203,129.8607	3.105%	5.797%
Broker Non-Votes	11,046,674.0000	15.571%	29.066%
TOTAL	38,005,114.3580	53.569%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,488,103.7697	41.568%	66.888%
Against	184,878.6637	3.089%	4.970%
Abstain	96,917.4146	1.619%	2.605%
Broker Non-Votes	949,925.0000	15.870%	25.537%
TOTAL	3,719,824.8480	62.146%	100.000%

44	Large Cap Equity Fund | Annual report

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,823,884.5820	25.132%	58.723%
Against	265,190.9787	1.743%	4.073%
Abstain	289,765.2863	1.904%	4.450%
Broker Non-Votes	2,132,853.0000	14.018%	32.754%
TOTAL	6,511,693.8470	42.797%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	30,453,395.7859	30.099%	59.350%
Against	3,747,900.1310	3.704%	7.304%
Abstain	2,506,952.6441	2.478%	4.886%
Broker Non-Votes	14,603,289.0000	14.433%	28.460%
TOTAL	51,311,537.5610	50.714%	100.000%

Proposal 6: To revise merger approval requirements for the Trust.

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	101,949,875.3464	37.958%	68.201%
Against	7,631,351.3404	2.841%	5.105%
Abstain	7,276,751.4292	2.709%	4.868%
Broker Non-Votes	32,626,309.0010	12.147%	21.826%
TOTAL	149,484,287.1170	55.655%	100.000%

Annual report | Large Cap Equity Fund	45

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1986	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	1994	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

46	Large Cap Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	1994	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

Annual report | Large Cap Equity Fund	47

Non-Independent Trustees3 (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

48	Large Cap Equity Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Large Cap Equity Fund	49

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   *Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
  †Non-Independent Trustee
  ‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

50	Large Cap Equity Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	5000A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Intrinsic Value Fund

Annual Report

10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

The market made an amazing comeback during the year ended October 31, 2009. For the first four months of the period, stocks fells sharply, pressured by the unfolding financial crisis and deteriorating economy. The outlook then brightened in March, as government stimulus measures contributed to improving economic data and a few large banks forecasted better-than-expected profits. Investors took advantage of very attractive valuations, setting off a strong rally that was led by more speculative, higher-risk stocks, including small-cap names that had been badly beaten in the market downturn. Despite their second-half strength, small-cap stocks lagged large-cap stocks for the year, while value stocks trailed growth stocks by a wide margin.

During the same 12-month period, John Hancock Small Cap Intrinsic Value Fund’s Class A shares returned 33.57% at net asset value, beating the 6.46% return of the Russell 2000 Index and the 11.45% return of the Morningstar, Inc. small blend category average. Stock selection drove the bulk of the Fund’s outperformance, although sector weightings were also positive. The biggest contributions came from the consumer discretionary and financials sectors. Winners included Carrols Restaurant Group, Inc., which owns over 300 Burger King franchises, and eHealth, Inc., an online health insurance broker. Stock selection was also very strong in the technology and materials sectors where standouts included The Knot, Inc., an Internet website for wedding planning, and Gammon Gold, Inc., a gold mining company that benefited from a sharp rise in gold prices as well as increased production. Energy was our biggest disappointment, followed by a modest loss from the consumer staples sector. Detractors included exploration and production companies TXCO Resources, Inc. and Warren Resources, Inc. Financing issues dogged TXCO, which we sold, while Warren suffered from a slowdown in production, lower-than-expected cash flows and hedge fund selling.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in small companies involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Small Cap Intrinsic Value Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	26.89	—	—	–0.03[2]	26.89	—	—	–0.12[2]

B	27.25	—	—	0.02[2]	27.25	—	—	0.10[2]

C	31.56	—	—	0.43[2]	31.56	—	—	2.05[2]

I1	34.11	—	—	1.50[2]	34.11	—	—	7.20[2]

NAV[1]	34.52	—	—	–17.35[3]	34.52	—	—	–37.91[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.56%, Class B —2.27%, Class C — 2.25%, Class I — 1.06% and Class NAV — 0.99%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

2 From February 28, 2005.

3 From May 1, 2007.

Annual report | Small Cap Intrinsic Value Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$10,181	$10,010	$9,445

C2	2-28-05	10,205	10,205	9,445

I3	2-28-05	10,720	10,720	9,445

NAV[3]	5-1-07	6,209	6,209	7,152

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of October 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

8	Small Cap Intrinsic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 5-1-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,239.70	$8.92

Class B	1,000.00	1,234.00	14.99

Class C	1,000.00	1,236.80	13.02

Class I	1,000.00	1,242.20	7.52

Class NAV	1,000.00	1,244.30	5.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Intrinsic Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 5-1-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,017.20	$8.03

Class B	1,000.00	1,011.80	13.49

Class C	1,000.00	1,013.60	11.72

Class I	1,000.00	1,018.50	6.77

Class NAV	1,000.00	1,020.20	5.04

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 2.66%, 2.31%, 1.34% and 0.99% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Small Cap Intrinsic Value Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

DG Fastchannel, Inc.	6.1%	Gammon Gold, Inc.	3.3%

PICO Holdings, Inc.	5.0%	Broadridge Financial Solutions, Inc.	3.0%

The Washington Post Co. (Class B)	4.8%	Retail Ventures, Inc.	2.9%

Lender Processing Services, Inc.	3.8%	Arbitron, Inc.	2.9%

eHealth, Inc.	3.7%	Regis Corp.	2.6%

Sector Composition[2,3]

Consumer Discretionary	32%	Health Care	5%

Financials	22%	Industrials	3%

Information Technology	17%	Telecommunication Services	3%

Materials	9%	Short-Term Investments & Other	1%

Energy	8%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Small Cap Intrinsic Value Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 98.73%		$267,304,653

(Cost $269,063,631)

Consumer Discretionary 31.72%		85,863,865

Diversified Consumer Services 6.25%

ChinaCast Education Corp. (I)	539,300	3,354,446

Coinstar, Inc. (I)	202,000	6,411,480

Regis Corp.	440,000	7,145,600

Hotels, Restaurants & Leisure 5.15%

Carrols Restaurant Group, Inc. (I)	798,458	4,993,782

Domino’s Pizza, Inc. (I)	504,700	3,704,498

International Speedway Corp.	205,390	5,239,499

Household Durables 2.50%

Pulte Homes, Inc.	750,001	6,757,509

Internet & Catalog Retail 0.48%

drugstore.com, Inc. (I)	467,005	1,293,604

Media 12.27%

Arbitron, Inc.	365,070	7,914,717

Liberty Media Corp. — Capital (I)	130,000	2,689,700

MDC Partners, Inc. (Class A) (I)	600,000	4,890,000

Sirius XM Radio, Inc. (I)	8,000,000	4,688,000

The Washington Post Company (Class B)	30,197	13,045,104

Multiline Retail 2.93%

Retail Ventures, Inc. (I)	1,238,338	7,937,747

Textiles, Apparel & Luxury Goods 2.14%

Joe’s Jeans, Inc. (I)(W)	4,791,884	5,798,179

Energy 7.35%		19,900,021

Energy Equipment & Services 0.78%

Seahawk Drilling, Inc. (I)	77,810	2,100,870

Oil, Gas & Consumable Fuels 6.57%

Denbury Resources, Inc. (I)	459,410	6,707,386

Plains Exploration & Production Co. (I)	250,222	6,630,883

Southern Union Company	150,833	2,951,802

Warren Resources, Inc. (I)	698,648	1,509,080

Financials 22.05%		59,702,791

Capital Markets 1.06%

International Assets Holding Corp. (I)	160,185	2,881,728

See notes to financial statements

12	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Commercial Banks 1.61%

KeyCorp	440,000	$2,371,600

Synovus Financial Corp.	890,000	1,975,800

Diversified Financial Services 7.45%

CIT Group, Inc.	700,000	504,000

MSCI, Inc. (I)	200,000	6,080,000

PICO Holdings, Inc. (I)	400,000	13,576,000

Insurance 4.69%

eHealth, Inc. (I)	710,000	10,103,300

Maiden Holdings, Ltd.	376,389	2,608,376

Real Estate Investment Trusts 0.96%

Walter Investment Management Corp.	200,000	2,604,000

Real Estate Management & Development 2.17%

Forestar Real Estate Group, Inc. (I)	398,517	5,882,111

Thrifts & Mortgage Finance 4.11%

Brookline Bancorp, Inc.	300,000	2,937,000

Northeast Community Bancorp, Inc.	551,583	3,695,606

TFS Financial Corp.	384,500	4,483,270

Health care 5.32%		14,415,590
Biotechnology 2.79%

Cephalon, Inc. (I)	44,971	2,454,517

OSI Pharmaceuticals, Inc. (I)	158,731	5,114,313

Health Care Providers & Services 2.00%

Omnicare, Inc.	250,000	5,417,500

Pharmaceuticals 0.53%

Novabay Pharmaceuticals, Inc. (I)	643,811	1,429,260

Industrials 3.37%		9,130,153
Airlines 0.79%

US Airways Group, Inc.	700,000	2,142,000

Commercial Services & Supplies 2.58%

Brinks Company	294,486	6,988,153

Information Technology 16.65%		45,086,029

Communications Equipment 7.87%

DG Fastchannel, Inc. (I)	790,000	16,566,300

MRV Communications, Inc. (I)	6,411,500	4,744,510

Internet Software & Services 0.86%

The Knot, Inc. (I)	217,200	2,317,524

IT Services 6.80%

Broadridge Financial Solutions, Inc.	393,954	8,198,183

Lender Processing Services, Inc.	256,989	10,228,162

Software 1.12%

Aspen Technology, Inc. (I)	288,700	3,031,350

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	13

F I N A N C I A L  S T A T E M E N T S

			Shares	Value
Materials 9.02%				$24,409,204

Metals & Mining 9.02%

FNX Mining Company, Inc. (I)			99,603	926,946

Franco-Nevada Corp.			89,255	2,218,899

Gammon Gold, Inc. (I)			1,101,163	8,963,467

Minefinders Corp. Ltd. (I)			562,010	5,316,615

Royal Gold, Inc.			158,100	6,983,277
Telecommunication Services 3.25%				8,797,000

Diversified Telecommunication Services 1.05%

Iridium Communications, Inc. (I)			320,000	2,848,000

Wireless Telecommunication Services 2.20%

Leap Wireless International, Inc. (I)			450,000	5,949,000

	Number of	Excercise	Expiration
	contracts	price	date	Value

Options Purchased 0.20%				$527,500

(Cost $699,250)

Options — Puts & Calls 0.20%				527,500
Liberty Global, Inc. (Class A) Call	2,000	$30.00	Jan 2011	300,000

Liberty Global, Inc. (Class A) Call	250	15.00	Jan 2012	227,500

Total investments (Cost $269,762,881)† 98.93%				$267,832,153

Other assets and liabilities, net 1.07%				$2,904,901

Total net assets 100.00%				$270,737,054

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(W)Issuer is an affiliate of the Adviser.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $270,754,809. Net unrealized depreciation aggregated $2,922,656, of which $30,961,320 related to appreciated investment securities and $33,883,976 related to depreciated investment securities.

See notes to financial statements

14	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $265,542,153)	$262,033,974
Investments in affiliated issuers, at value (Cost $4,220,728) (Notes 2 and 9)	5,798,179

Total investments, at value (Cost $269,762,881)	267,832,153
Foreign currency, at value (Cost $1,882,193)	1,802,068
Receivable for investments sold	4,043,510
Receivable for fund shares sold	739,161
Dividends receivable	113,448
Other receivables and prepaid assets	62,367

Total assets	274,592,707

Liabilities

Due to custodian	2,104,000
Payable for investments purchased	973,059
Payable for fund shares repurchased	573,255
Payable to affiliates
Accounting and legal services fees	3,016
Transfer agent fees	69,104
Distribution and service fees	53,098
Trustees’ fees	4,949
Other liabilities and accrued expenses	75,172

Total liabilities	3,855,653

Net assets

Capital paid-in	$533,429,329
Accumulated net investment loss	(634,989)
Accumulated net realized loss on investments and foreign
currency transactions	(260,030,703)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(2,026,583)

Net assets	$270,737,054

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($119,283,220 ÷ 13,489,693 shares)	$8.84
Class B ($4,752,029 ÷ 556,494 shares)[1]	$8.54
Class C ($22,489,760 ÷ 2,628,341 shares)[1]	$8.56
Class I ($15,896,738 ÷ 1,762,237 shares)	$9.02
Class NAV ($108,315,307 ÷ 11,956,364 shares)	$9.06

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.31

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,452,902
Securities lending	60,153
Income from affiliated issuers	30,336
Interest	1,877
Less foreign taxes withheld	(7,424)

Total investment income	1,537,844

Expenses

Investment management fees (Note 5)	1,871,118
Distribution and service fees (Note 5)	475,141
Accounting and legal services fees (Note 5)	40,474
Transfer agent fees (Note 5)	413,026
Trustees’ fees (Note 6)	24,712
State registration fees (Note 5)	13,408
Printing and postage fees	20,247
Professional fees	60,025
Custodian fees	8,179
Registration and filing fees	69,312
Proxy fees	53,178
Tax expense	336,400
Other	4,160

Total expenses	3,389,380
Less expense reductions (Note 5)	(19,628)

Net expenses	3,369,752

Net investment loss	(1,831,908)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(180,676,836)
Investments in affiliated issuers	1,651
Foreign currency transactions	(51,953)
(180,727,138)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	190,482,283
Investments in affiliated issuers	47,419,010
Translation of assets and liabilities in foreign currencies	(84,700)
237,816,593
Net realized and unrealized gain	57,089,455

Increase in net assets from operations	$55,257,547

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	10-31-09	10-31-08[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income (loss)	($1,831,908)	$442,505	$408,362
Net realized gain (loss)	(180,727,138)	(76,494,944)	20,501,518
Change in net unrealized appreciation
(depreciation)	237,816,593	(208,337,348)	(35,302,218)

Increase (decrease) in net assets resulting
from operations	55,257,547	(284,389,787)	(14,392,338)

Distributions to shareholders
From net investment income
Class A	(970,434)	—	—
Class B	(40,254)	—	—
Class C	(185,988)	—	—
Class I	(133,598)	—	(30,650)
Class NAV	(905,969)	—	(272,787)
From net realized gain
Class A	(2,955,690)	—	(4,789,199)
Class B	(116,356)	—	(215,916)
Class C	(618,795)	—	(1,226,947)
Class I	(486,041)	—	(1,902,223)
Class NAV	(2,790,740)	—	(4,417,809)

Total distributions	(9,203,865)	—	(12,855,531)

From Fund share transactions (Note 7)	(3,441,931)	(6,317,166)	503,642,738

Total increase (decrease)	42,611,751	(290,706,953)	476,394,869

Net assets

Beginning of period	228,125,303	518,832,256	42,437,387

End of period	$270,737,054	$228,125,303	$518,832,256

Undistributed (accumulated) net investment
income (loss)	($634,989)	($288,401)	$284,795

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

18	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning of period	$6.95	$14.68	$13.70	$10.86	$10.00
Net investment loss[4]	(0.08)	(0.01)	(0.01)	(0.07)[5]	(0.01)
Net realized and unrealized gain (loss)
on investments	2.27	(7.72)	1.36	3.21	1.72
Total from investment operations	2.19	(7.73)	1.35	3.14	1.71
Less distributions
From net investment income	(0.07)	—	—	—	—
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$8.84	$6.95	$14.68	$13.70	$10.86
Total return (%)[6]	33.57[8]	(52.66)[7]	9.91[8]	28.99[8]	17.28[7,8]

Ratios and supplemental data

Net assets, end of year (in millions)	$119	$100	$199	$30	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[9]	1.56[10]	1.54	2.23	4.89[10]
Expenses net of all fee waivers	1.84[9]	1.56[10]	1.53	1.65	1.45[10]
Expenses net of all fee waivers and credits	1.84[9]	1.56[10]	1.53	1.65	1.45[10]
Net investment loss	(1.10)	(0.10)[10]	(0.07)	(0.58)[5]	(0.08)[10]
Portfolio turnover (%)	127	70	32	82	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Based on the average daily shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the period shown.

9 Includes the impact of proxy expenses and tax expenses, which amounted to 0.03% and 0.16% of average net assets, respectively.

10 Annualized.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning of period	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[4]	(0.15)	(0.08)	(0.12)	(0.16)[5]	(0.05)
Net realized and unrealized gain (loss)
on investments	2.20	(7.54)	1.35	3.20	1.71
Total from investment operations	2.05	(7.62)	1.23	3.04	1.66
Less distributions
From net investment income	(0.07)	—	—	—	—
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$8.54	$6.79	$14.41	$13.55	$10.81
Total return (%)[6]	32.25[8]	(52.88)[7]	9.13	28.20[8]	16.78[7,8]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$4	$9	$3	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.86[10]	2.28[11]	2.24	2.93	5.39[11]
Expenses net of fee waivers	2.84[10]	2.28[11]	2.23	2.35	1.95[11]
Expenses net of all fee waivers and credits	2.84[10]	2.27[11]	2.23	2.35	1.95[11]
Net investment loss	(2.11)	(0.80)[11]	(0.82)	(1.25)[5]	(0.57)[11]
Portfolio turnover (%)	127	70	32	82	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Based on the average daily shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

11 Annualized.

See notes to financial statements

20	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning of period	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[4]	(0.13)	(0.08)	(0.11)	(0.16)[5]	(0.05)
Net realized and unrealized gain (loss)
on investments	2.20	(7.54)	1.34	3.20	1.71
Total from investment operations	2.07	(7.62)	1.23	3.04	1.66
Less distributions
From net investment income	(0.07)	—	—	—	—
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end of period	$8.56	$6.79	$14.41	$13.55	$10.81
Total return (%)[6]	32.56[8]	(52.88)[7]	9.13	28.20[8]	16.78[7,8]

Ratios and supplemental data

Net assets, end of year (in millions)	$22	$20	$49	$8	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.64[10]	2.25[11]	2.24	2.93	5.39[11]
Expenses net of fee waivers	2.62[10]	2.25[11]	2.23	2.35	1.95[11]
Expenses net of all fee waivers and credits	2.62[10]	2.25[11]	2.23	2.35	1.95[11]
Net investment loss	(1.88)	(0.77)[11]	(0.76)	(1.27)[5]	(0.57)[11]
Portfolio turnover (%)	127	70	32	82	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Based on the average daily shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Includes the impact of proxy expenses and tax expenses, which amounted to 0.03% and 0.16% of average net assets, respectively.

11 Annualized.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	21

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]

Per share operating performance

Net asset value, beginning of period	$7.06	$14.85	$13.80	$10.89	$10.00
Net investment income (loss)[4]	(0.05)	0.05	0.09	(0.03)[5]	0.02
Net realized and unrealized gain (loss)
on investments	2.31	(7.84)	1.34	3.24	1.72
Total from investment operations	2.26	(7.79)	1.43	3.21	1.74
Less distributions
From net investment income	(0.07)	—	(0.01)	—	—
From net realized gain	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.30)	—	(0.38)	(0.30)	(0.85)
Net asset value, end of period	$9.02	$7.06	$14.85	$13.80	$10.89
Total return (%)[6]	34.11	(52.46)[7]	10.39	29.55[8]	17.58[7,8]

Ratios and supplemental data
Net assets, end of year (in millions)	$16	$20	$82	$1	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[10]	1.06[11]	1.10	1.78	4.59[11]
Expenses net of fee waivers	1.42[10]	1.06[11]	1.09	1.20	1.15[11]
Expenses net of all fee waivers and credits	1.42[10]	1.06[11]	1.09	1.20	1.15[11]
Net investment income (loss)	(0.65)	0.43[11]	0.57	(0.27)[5]	0.22[11]
Portfolio turnover (%)	127	70	32	82	97

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Period from 2-28-05 (inception date) to 12-31-05.

4 Based on the average daily shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Includes the impact of proxy expenses and tax expenses, which amounted to 0.03% and 0.16% of average net assets, respectively.

11 Annualized.

See notes to financial statements

22	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS NAV Period ended	10-31-09	10-31-08[1]	12-31-07[2]

Per share operating performance

Net asset value, beginning of period	$7.07	$14.85	$15.73
Net investment income (loss)[3]	(0.03)	0.05	0.09
Net realized and unrealized gain (loss) on investments	2.32	(7.83)	(0.58)
Total from investment operations	2.29	(7.78)	(0.49)
Less distributions
From net investment income	(0.07)	—	(0.02)
From net realized gain	(0.23)	—	(0.37)
Total distributions	(0.30)	—	(0.39)
Net asset value, end of period	$9.06	$7.07	$14.85
Total return (%)[4,6]	34.52	(52.39)[5]	(3.05)[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$108	$84	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[9]	0.99[7]	0.94[7]
Expenses net of fee waivers	1.18[9]	0.99[7]	0.94[7]
Expenses net of all fee waivers and credits	1.18[9]	0.99[7]	0.94[7]
Net investment income (loss)	(0.45)	0.51[7]	0.57[7]
Portfolio turnover (%)	127	70	32[8]

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Period from 5-1-07 (inception date) to 12-31-07.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Portfolio turnover shown is calculated for the full fiscal year.

9 Includes the impact of proxy expenses and tax expenses, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	23

Notes to financial statements

Note 1
Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the period and through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilize both dealer supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments

24	Small Cap Intrinsic Value Fund | Annual report

are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as a part of the securities lending program.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Small Cap Intrinsic Value Fund	25

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer Discretionary	$85,863,865	—	—	$85,863,865

Energy	19,900,021	—	—	19,900,021

Financials	59,702,791	—	—	59,702,791

Health Care	14,415,590	—	—	14,415,590

Industrials	9,130,153	—	—	9,130,153

Information Technology	45,086,029	—	—	45,086,029

Options Purchased	527,500	—	—	527,500

Materials	24,409,204	—	—	24,409,204
Telecommunication	8,797,000	—	—	8,797,000
Services

Total Investments
in Securities	$267,832,153	—	—	$267,832,153

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	INDUSTRIALS

Balance as of October 31, 2008	$1,294,620

Accrued discounts/premiums	—

Realized gain (loss)	(1,170,336)

Change in unrealized appreciation (depreciation)	(122,989)

Net purchases (sales)	(1,295)

Net transfers in and/out of Level 3	—

Balance as of October 31, 2009	$0

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of

26	Small Cap Intrinsic Value Fund | Annual report

fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

During the year ended October 31, 2009, the Fund recorded a tax expense related to investments in passive foreign investment companies. This tax expense is currently reported in the Fund’s Statement of Operations.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $2,497.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended

Annual report | Small Cap Intrinsic Value Fund	27

October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $259,669,203 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2016 — $79,187,493 and October 31, 2017 — $180,481,710.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. During the year ended October 31, 2009, the tax character of distributions paid was as follows: ordinary income $8,362,114 and long-term capital gain $841,751. There were no distributions during the period ended October 31, 2008. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $12,656,643 and long-term capital gain $198,888. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and non-deductible passive foreign investment company taxes.

Note 3
Financial instruments

Options

The Fund may purchase and sell put and call options. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The Fund may use enhance potential gains or as a substitute for the purchase or sale of securities or currency. Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund purchases options, the premium paid by the Fund is included in the Portfolio of Investments and subsequently

28	Small Cap Intrinsic Value Fund | Annual report

“marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the year ended October 31, 2009, the Fund used options to enhance potential gain/income.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net asset value.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s Rule 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up-front sales charges of $142,847 with regard to sales of Class A shares. Of this amount, $16,778 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $124,870 was paid as sales commissions to

Annual report | Small Cap Intrinsic Value Fund	29

unrelated broker-dealers and $1,199 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signature Investors is an affiliated of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $11,039 for Class B shares and $9,724 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I, respectively, of each class’s average daily net assets.

• All classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed

for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $46 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $19,582.

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution and	Transfer	State	Printing
Share class	service fees	agent fees	registration fees	fees

Class A	$263,620	$311,722	$4,448	$15,367
Class B	36,005	13,595	6,544	1,076
Class C	175,516	63,357	904	3,804
Class I	—	24,352	1,512	—
Class NAV	—	—	—	—
Total	$475,141	$413,026	$13,408	$20,247

Note 6
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’sdeferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

30	Small Cap Intrinsic Value Fund | Annual report

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2009, period ended October 31, 2008 and the year ended December 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-09		Period ended 10-31-08[1]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	6,337,934	$48,501,413	9,791,874	$126,263,815	14,130,652	$216,963,345
Distributions
reinvested	569,728	3,426,173	—	—	304,058	4,414,924
Repurchased	(7,846,061)	(50,063,946)	(8,906,949)	(101,069,893)	(3,115,187)	(47,387,746)
Net increase
(decrease)	(938,399)	$1,863,640	884,925	$25,193,922	11,319,523	$173,990,523

Class B shares

Sold	207,103	$1,557,965	186,573	$2,347,704	557,774	$8,407,188
Distributions
reinvested	23,339	137,417	—	—	14,316	204,150
Repurchased	(200,731)	(1,360,428)	(260,694)	(2,955,951)	(182,505)	(2,723,315)
Net increase
(decrease)	29,711	$334,954	(74,121)	($608,247)	389,585	$5,888,023

Class C shares

Sold	903,472	$6,747,448	1,203,454	$15,079,329	3,270,299	$49,846,028
Distributions
reinvested	109,752	642,187	—	—	81,187	1,157,727
Repurchased	(1,371,403)	(8,629,886)	(1,598,248)	(18,116,644)	(531,918)	(7,991,976)
Net increase
(decrease)	(358,179)	($1,240,251)	(394,794)	($3,037,315)	2,819,568	$43,011,779

Class I shares

Sold	889,966	$6,213,247	5,708,401	$74,348,996	6,322,991	$102,054,966
Distributions
reinvested	24,189	152,406	—	—	119,386	1,758,994
Repurchased	(1,926,758)	(12,009,126)	(8,444,156)	(91,908,678)	(1,039,988)	(16,464,232)
Net increase
(decrease)	(1,012,603)	($5,643,473)	(2,735,755)	($17,559,682)	5,402,389	$87,349,728

Class NAV shares

Sold	1,787,316	$12,377,496	2,610,822	$27,999,710	12,024,313	$191,465,546
Distributions
reinvested	605,106	3,696,709	—	—	319,088	4,690,596
Repurchased	(2,356,098)	(14,831,006)	(2,866,832)	(38,305,554)	(167,351)	(2,753,457)
Net increase
(decrease)	36,324	$1,243,199	(256,010)	($10,305,844)	12,176,050	$193,402,685

Net increase
(decrease)	(2,243,146)	($3,441,931)	(2,575,755)	($6,317,166)	32,107,115	$503,642,738

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $266,790,544 and $286,174,499, respectively.

Annual report | Small Cap Intrinsic Value Fund	31

Note 9
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2009, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
Joe’s Jeans, Inc.
bought: 1,971,884, sold: none	2,820,000	4,791,884	—	—	$5,798,179

32	Small Cap Intrinsic Value Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of
John Hancock Small Cap Intrinsic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the finan-cial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the “Fund”) at October 31, 2009 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for the period December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

Annual report | Small Cap Intrinsic Value Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 32.14% of the dividends qualifies for the corporate dividends-received deduction.

The Fund has designated distributions to shareholders of $841,751 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

34	Small Cap Intrinsic Value Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Intrinsic Value Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than five full years of operational history and considered the performance results for the Fund over 1- and 3-year time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds

Annual report | Small Cap Intrinsic Value Fund	35

(the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 2000 Index, over the 1- and 3-year periods. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and discussed its outlook and recommendations with regard to the Fund’s performance. The Board noted that the Fund’s most recent performance as of May and June 2009 had appreciably improved.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Category and inline with the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was not appreciably higher than Peer Group median and was higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was inline with the Peer Group median and was not appreciably higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately

36	Small Cap Intrinsic Value Fund | Annual report

benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Small Cap Intrinsic Value Fund	37

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Small Cap Intrinsic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	141,427,728.5384	52.655%	94.610%
Withhold	8,056,558.5786	3.000%	5.390%
TOTAL	149,484,287.1170	55.655%	100.000%

John G. Vrysen
Affirmative	141,495,137.7080	52.681%	94.656%
Withhold	7,989,149.4090	2.974%	5.344%
TOTAL	149,484,287.1170	55.655%	100.000%

James F. Carlin
Affirmative	141,377,007.2535	52.637%	94.576%
Withhold	8,107,279.8635	3.018%	5.424%
TOTAL	149,484,287.1170	55.655%	100.000%

William H. Cunningham
Affirmative	141,391,771.6227	52.642%	94.586%
Withhold	8,092,515.4943	3.013%	5.414%
TOTAL	149,484,287.1170	55.655%	100.000%

Deborah Jackson
Affirmative	141,429,730.6300	52.656%	94.612%
Withhold	8,054,556.4870	2.999%	5.388%
TOTAL	149,484,287.1170	55.655%	100.000%

Charles L. Ladner
Affirmative	141,254,538.0290	52.591%	94.495%
Withhold	8,229,749.0880	3.064%	5.505%
TOTAL	149,484,287.1170	55.655%	100.000%

Stanley Martin
Affirmative	141,440,829.6673	52.660%	94.619%
Withhold	8,043,457.4497	2.995%	5.381%
TOTAL	149,484,287.1170	55.655%	100.000%

Patti McGill Peterson
Affirmative	141,436,095.3478	52.659%	94.616%
Withhold	8,048,191.7692	2.996%	5.384%
TOTAL	149,484,287.1170	55.655%	100.000%

38	Small Cap Intrinsic Value Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	141,365,795.5744	52.632%	94.569%
Withhold	8,118,491.5426	3.023%	5.431%
TOTAL	149,484,287.1170	55.655%	100.000%

Steven R. Pruchansky
Affirmative	141,413,729.5482	52.650%	94.601%
Withhold	8,070,557.5688	3.005%	5.399%
TOTAL	149,484,287.1170	55.655%	100.000%

Gregory A. Russo
Affirmative	141,439,220.2789	52.660%	94.618%
Withhold	8,045,066.8381	2.995%	5.382%
TOTAL	149,484,287.1170	55.655%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Small Cap Intrinsic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	16,594,479.2243	55.865%	78.918%
Against	756,598.7680	2.547%	3.598%
Abstain	891,273.3787	3.000%	4.239%
Broker Non-Votes	2,784,970.0010	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions:

3A. Revise: Concentration

Affirmative	16,643,023.8753	56.028%	79.149%
Against	808,269.3320	2.721%	3.844%
Abstain	791,061.1647	2.663%	3.762%
Broker Non-Votes	2,784,967.0000	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

Annual report | Small Cap Intrinsic Value Fund	39

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	16,639,224.0663	56.015%	79.131%
Against	798,861.4380	2.689%	3.799%
Abstain	804,267.8667	2.708%	3.825%
Broker Non-Votes	2,784,968.0010	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

3C. Revise: Underwriting

Affirmative	16,592,552.6293	55.858%	78.909%
Against	835,357.6130	2.812%	3.973%
Abstain	814,442.1297	2.742%	3.873%
Broker Non-Votes	2,784,969.0000	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

3D. Revise: Real Estate

Affirmative	16,630,780.3367	55.987%	79.091%
Against	889,347.2790	2.994%	4.229%
Abstain	722,226.7563	2.431%	3.435%
Broker Non-Votes	2,784,967.0000	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

3E. Revise: Loans

Affirmative	16,570,241.5833	55.782%	78.803%
Against	837,264.3780	2.819%	3.982%
Abstain	834,848.4107	2.811%	3.970%
Broker Non-Votes	2,784,967.0000	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

3F. Revise: Senior Securities

Affirmative	16,497,871.6633	55.540%	78.459%
Against	901,052.3550	3.033%	4.285%
Abstain	843,431.3527	2.839%	4.011%
Broker Non-Votes	2,784,966.0010	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

40	Small Cap Intrinsic Value Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no Quorum for Class A shares).

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,369,816.6182	26.820%	59.271%
Against	276,925.6421	2.204%	4.871%
Abstain	204,981.1087	1.631%	3.605%
Broker Non-Votes	1,833,731.0000	14.595%	32.253%
TOTAL	5,685,454.3690	45.250%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	175,825.0780	34.267%	48.467%
Against	7,330.0000	1.429%	2.021%
Abstain	6,406.8440	1.249%	1.766%
Broker Non-Votes	73,209.0000	33.758%	47.746%
TOTAL	362,770.9220	70.703%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	709,815.5540	27.168%	46.788%
Against	43,339.0000	1.659%	2.857%
Abstain	57,365.6970	2.196%	3.781%
Broker Non-Votes	706,558.0000	27.045%	46.574%
TOTAL	1,517,078.2510	58.068%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

Affirmative	12,643,107.2083	42.562%	60.127%
Against	4,712,631.2160	15.865%	22.412%
Abstain	886,614.9477	2.985%	4.216%
Broker Non-Votes	2,784,968.0000	9.376%	13.245%
TOTAL	21,027,321.3720	70.788%	100.000%

Annual report | Small Cap Intrinsic Value Fund	41

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	101,949,875.3464	37.958%	68.201%
Against	7,631,351.3404	2.841%	5.105%
Abstain	7,276,751.4292	2.709%	4.868%
Broker Non-Votes	32,626,309.0010	12.147%	21.826%
TOTAL	149,484,287.1170	55.655%	100.000%

42	Small Cap Intrinsic Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2005	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | Small Cap Intrinsic Value Fund	43

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

44	Small Cap Intrinsic Value Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | Small Cap Intrinsic Value Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

46	Small Cap Intrinsic Value Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Small Cap Intrinsic Value Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	6400A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

MUTUAL FUNDS

John Hancock

Global Opportunities Fund

Annual Report

10.31.09

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

After a shaky start, stock markets around the world posted strong gains for the year ended October 31, 2009. For the first four months of the period, stocks tumbled as the financial crisis spread across the world. In March 2009, however, they took off, fueled by improving economic data worldwide and better-than-expected corporate earnings. Emerging-markets stocks posted especially strong gains, while developed market stocks also rallied nicely from their lows. Overseas stocks further benefited as the U.S. dollar weakened against most foreign currencies. Despite an amazing comeback, stock markets still ended the period shy of the all-time high they had reached in October 2007. John Hancock Global Opportunities Fund’s Class A shares returned 76.81% at net asset value for the 12 months ended October 31, 2009, beating the Standard & Poor’s Global BMI Index as well as the Morningstar, Inc. world stock fund category average, which returned 25.42% and 22.45%, respectively.

We focused on buying good businesses when their stocks were on sale, which resulted in strong stock selection, especially in the materials and consumer discretionary sectors. Standouts included Rhodia SA, a specialty chemicals company in France that rebounded sharply as the global economy began to recover, and Sirius XM Radio Inc., a satellite radio company that refinanced its maturing debt, delivered better-than-expected earnings and lost fewer subscribers than originally feared. Energy and industrials stocks also added nicely to returns. Of note was OGX Petroleo e Gas Participacoes, a Brazilian exploration and production company that rallied sharply after hitting oil in its first two wells. The Fund lost ground from having an above-average cash position as stocks rallied and an underweighting in the financials sector as it rallied strongly in the second half. Our biggest stock disappointment was Brazil Ethanol, Inc., a private ethanol producer that was unable to obtain financing during the credit crunch of the past year.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Global Opportunities Fund | Annual report

A look at performance

For the period ended October 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since				Since
Class	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	67.97	—	—	11.06[2]	67.97	—	—	63.26[2]

B	70.50	—	—	11.34[2]	70.50	—	—	65.15[2]

C	74.50	—	—	11.63[2]	74.50	—	—	67.15[2]

I1	77.19	—	—	12.62[2]	77.19	—	—	74.24[2]

NAV[1]	77.85	—	—	–5.65[3]	77.85	—	—	–11.01[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.66%, Class B —2.29%, Class C — 2.33%, Class I — 1.18% and Class NAV — 1.02%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; iii) fees may be incurred for extraordinary events such as fund tax expense; and iv) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

2 From February 28, 2005.

3 From October 29, 2007.

Annual report | Global Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P Global BMI Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$16,715	$16,515	$11,247

C2	2-28-05	16,715	16,715	11,247

I3	2-28-05	17,424	17,424	11,247

NAV[3]	10-29-07	8,899	8,899	7,138

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of October 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

8	Global Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2009 with the same investment held until October 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,429.00	$9.86

Class B	1,000.00	1,422.90	14.23

Class C	1,000.00	1,422.90	14.17

Class I	1,000.00	1,430.30	7.17

Class NAV	1,000.00	1,432.10	6.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2009, with the same investment held until October 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-09	on 10-31-09	period ended 10-31-09[1]

Class A	$1,000.00	$1,017.10	$8.19

Class B	1,000.00	1,013.50	11.83

Class C	1,000.00	1,013.50	11.77

Class I	1,000.00	1,019.30	5.95

Class NAV	1,000.00	1,019.80	5.50

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 2.33%, 2.32%. 1.17% and 1.08% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Global Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Sirius XM Radio, Inc.	4.9%	Vodafone Group PLC	4.7%

Denbury Resources, Inc.	4.8%	Kingdom Hotel Investments	4.6%

OGX Petroleo e Gas Participacoes SA	4.7%	Invest Tur Brasil — Desenvolvimento
		Imobiliario Turistico SA	4.1%

Liberty Media Corp.	4.7%	Santos Brasil Participacoes SA	4.0%

Pfizer, Inc.	4.7%	Warren Resources, Inc.	3.8%

Sector Composition[2,3]

Energy	18%	Telecommunication Services	5%

Consumer Discretionary	16%	Utilities	5%

Materials	15%	Investment Companies	4%

Health Care	9%	Industrials	4%

Financials	9%	Information Technology	2%

Consumer Staples	7%	Short-Term Investments and Other	6%

1 As a percentage of net assets on October 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on October 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Opportunities Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-09

	Shares	Value

Common Stocks 88.40%		$191,999,973

(Cost $168,920,323)

Argentina 1.23%		2,667,338

Cresud SA, SADR (I)	209,965	2,586,769

Grupo Clarin SA (Class B) (I)	43,343	80,569

Brazil 19.27%		41,862,858

Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	67,289	2,591,972

GP Investments, Ltd. (I)	689,271	3,521,480

Invest Tur Brasil — Desenvolvimento Imobiliario Turistico SA (I)	54,569	8,797,145

Minerva SA (I)	1,780,515	6,418,182

OGX Petroleo e Gas Participacoes SA	12,699	10,272,450

Santos Brasil Participacoes SA	1,090,892	8,607,742

SLC Agricola SA	219,224	1,653,887

Canada 8.22%		17,849,585

Avalon Rare Metals, Inc. (I)	412,640	957,189

Breakwater Resources, Ltd. (I)	8,187,631	2,913,209

Farallon Mining, Ltd. (I)	5,330,891	2,315,530

Fortune Minerals, Ltd. (I)	2,998,677	1,939,905

Franco-Nevada Corp.	133,499	3,318,814

Neo Material Technologies, Inc. (I)	498,534	1,589,522

Silver Standard Resources, Inc. (I)	259,172	4,815,416

France 6.86%		14,892,593

Electricite de France	133,867	7,444,615

Rhodia SA (I)	507,395	7,447,978

Hong Kong 1.67%		3,630,333

Natural Beauty Bio-Technology, Ltd.	21,460,828	3,630,333

India 0.92%		1,989,494

Punjab National Bank, Ltd.	100,686	1,989,494

Indonesia 2.47%		5,374,231

Bumi Resources Tbk PT	22,275,018	5,374,231

South Africa 0.74%		1,609,221

Anglo Platinum, Ltd. (I)	18,836	1,609,221

United Arab Emirates 4.62%		10,029,178

Kingdom Hotel Investments, GDR (I)	2,571,584	10,029,178

United Kingdom 4.69%		10,190,247

Vodafone Group PLC, SADR	459,227	10,190,247

See notes to financial statements

12	Global Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
United States 37.71%		$81,904,895

Abbott Laboratories	80,710	4,081,505

Brazil Ethanol, Inc. (I)(S)	301,903	3,019

Bunge, Ltd.	3,101	176,943

Denbury Resources, Inc. (I)	713,643	10,419,188

Johnson & Johnson	37,974	2,242,365

Liberty Global, Inc., Class A (I)	160,317	3,291,308

Liberty Media Corp. (I)	496,823	10,279,268

Microsoft Corp.	170,722	4,734,121

Monsanto Co.	64,559	4,337,074

OSI Pharmaceuticals, Inc. (I)	89,135	2,871,930

Pfizer, Inc.	599,785	10,214,339

PICO Holdings, Inc. (I)	129,020	4,378,939

Plains Exploration & Production Co. (I)	205,706	5,451,209

Rex Energy Corp. (I)	59,235	479,211

Sirius XM Radio, Inc. (I)	18,065,524	10,586,397

TXCO Resources, Inc. (I)	339,330	135,732

Warren Resources, Inc. (I)	3,806,642	8,222,347

Investment Companies 4.18%		$9,067,824

(Cost $8,514,230)

Japan 0.91%		1,981,461

Nikko ETF 225 (I)	18,117	1,981,461

United States 3.27%		7,086,363

SPDR Russell/Nomura Small Cap Japan ETF	43,428	1,647,658

iShares MSCI Taiwan Index	140,048	1,625,957

iShares MSCI Japan Index Fund	398,823	3,812,748

	Expiration		Strike
	date		price	Shares	Value
Warrants 1.25%					$2,720,854

(Cost $2,478,493)

Brazil 0.00%					0

Minerva SA (I)	09-01-2011	BRL	5.30	431,125	—

Canada 1.25%					2,720,854

Avalon Rare Metals, Inc. (I)	01-18-2010	CAD	3.00	1,190,000	2,698,090
Fortune Minerals, Ltd. (I)	09-02-2010	CAD	0.80	293,996	22,764

		Maturity
	Yield *	date	Par value	Value
Short-Term Investments 9.46%				$20,538,986

(Cost $20,538,986)

U.S. Government Agency 6.91%				14,999,986

Federal Home Loan Bank,
Discount Note	0.001%	11-02-09	$5,000,000	5,000,000

Federal Home Loan Bank,
Discount Note	0.050	11-02-09	10,000,000	9,999,986

See notes to financial statements

Annual report | Global Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

	Shares	Value
Repurchase Agreement 2.55%		$5,539,000

Repurchase Agreement with State Street Corp.
dated 10-30-09 at 0.01% to be repurchased
at $5,539,005 on 11-2-09, collateralized by
$5,650,000 Federal Home Loan Mortgage
Corp., 2.00% due 9-28-2012 (valued at
5,670,189, including interest)	5,539,000	5,539,000

Total investments (Cost $200,452,032)† 103.29%		$224,327,637

Other assets and liabilities, net (3.29%)		($7,138,294)

Total net assets 100.00%		$217,189,343

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

ADR American Depositary Receipts

GDR Global Depositary Receipt

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $204,929,850. Net unrealized appreciation aggregated $19,397,787, of which $27,054,239 related to appreciated investment securities and $7,656,452 related to depreciated investment securities.

See notes to financial statements

14	Global Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $200,452,032)	$224,327,637
Cash	555
Foreign currency, at value (Cost $11,607)	11,576
Receivable for forward foreign currency exchange contracts (Note 3)	358,709
Receivable for fund shares sold	2,344,736
Dividends and interest receivable	75,226
Receivable due from adviser	4,421
Other receivables	87,552

Total assets	227,210,412

Liabilities

Deferred India capital gains tax	59,910
Payable for investments purchased	7,962,334
Payable for forward foreign currency exchange contracts (Note 3)	126,530
Payable for fund shares repurchased	1,721,190
Payable to affiliates
Accounting and legal services fees	4,181
Transfer agent fees	48,779
Distribution and service fees	63,582
Trustees’ fees	353
Other liabilities and accrued expenses	34,210

Total liabilities	10,021,069

Net assets

Capital paid-in	$235,418,609
Undistributed net investment income	629,386
Accumulated net realized loss on investments, options written and foreign
currency transactions	(42,845,350)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	23,986,698

Net assets	$217,189,343

See notes to financial statements

Annual report | Global Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($159,032,203 ÷ 11,450,963 shares)	$13.89
Class B ($7,808,788 ÷ 571,567 shares)[1]	$13.66
Class C ($22,936,249 ÷ 1,679,379 shares)[1]	$13.66
Class I ($22,786,061 ÷ 1,631,966 shares)	$13.96
Class NAV ($4,626,042 ÷ 329,983 shares)	$14.02

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.62

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Global Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,301,759
Securities lending	48,334
Income from affiliated issuers	3,744
Interest	3,347
Less foreign taxes withheld	(30,684)

Total investment income	1,326,500

Expenses

Investment management fees (Note 5)	895,729
Distribution and service fees (Note 5)	387,735
Accounting and legal services fees (Note 5)	10,281
Transfer agent fees (Note 5)	245,205
State registration fees (Note 5)	16,462
Trustees’ fees (Note 6)	7,917
Printing and postage fees	38,947
Professional fees	57,707
Custodian fees	94,053
Registration and filing fees	26,833
Proxy fees	18,585
Other	35,849

Total expenses	1,835,303
Less expense reductions (Note 5)	(116,518)

Net expenses	1,718,785

Net investment loss	(392,285)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,428,292)
Purchased options (Note 3)	917,500
Foreign currency transactions	532,148
21,356
Change in net unrealized appreciation (depreciation) of
Investments	57,834,605[1]
Translation of assets and liabilities in foreign currencies	(2,818,468)
55,016,137
Net realized and unrealized gain	55,037,493

Increase in net assets from operations	$54,645,208

[1]Includes India cap gains tax of $59,910.

See notes to financial statements

Annual report | Global Opportunities Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	10-31-09	10-31-08[1]	12-31-07

Increase (decrease) in net assets

From operations
Net investment loss	($392,285)	($16,073)	($20,134)
Net realized gain (loss)	21,356	(37,375,167)	1,145,010
Change in net unrealized appreciation (depreciation)	55,016,137	(33,902,531)	1,907,400
Increase (decrease) in net assets resulting
from operations	54,645,208	(71,293,771)	3,032,276
Distributions to shareholders
From net investment income
Class A	(3,040,892)	—	—
Class B	(156,404)	—	—
Class C	(455,132)	—	—
Class I	(524,355)	—	—
Class NAV	(46,869)	—	—
From net realized gain
Class A	(180,144)	—	(676,814)
Class B	(11,394)	—	(57,993)
Class C	(33,155)	—	(87,454)
Class I	(28,272)	—	(63,730)
Class NAV	(2,503)	—	(294)

Total distributions	(4,479,120)	—	(886,285)

From Fund share transactions (Note 6)	96,081,116	106,385,244	29,308,284

Total increase	146,247,204	35,091,473	31,454,275

Net assets

Beginning of period	70,942,139	35,850,666	4,396,391

End of period	$217,189,343	$70,942,139	$35,850,666

Undistributed net investment income	$629,386	$1,231,121	—

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

18	Global Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]
Per share operating performance

Net asset value, beginning of period	$8.47	$17.00	$13.17	$11.57	$10.00
Net investment income (loss)[4]	(0.04)	—[5]	(0.02)	(0.02)	—[5]
Net realized and unrealized gain (loss)
on investments	6.03	(8.53)	4.36	2.73	1.88
Total from investment operations	5.99	(8.53)	4.34	2.71	1.88
Less distributions
From net investment income	(0.54)	—	—	—[5]	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.57)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$13.89	$8.47	$17.00	$13.17	$11.57
Total return (%)[6]	76.81[7]	(50.18)[8]	33.05[7]	23.38[7]	18.85[7,8]

Ratios and supplemental data

Net assets, end of year (in millions)	$159	$50	$28	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67[9]	1.66[10]	2.11	2.23	2.83[10]
Expenses net of fee waivers	1.59[9]	1.49[10]	1.46	1.35	1.35[10]
Expenses net of fee waivers and credits	1.59[9]	1.49[10]	1.46	1.35	1.35[10]
Net investment income (loss)	(0.33)	0.01[10]	(0.12)	(0.18)	0.03[10]
Portfolio turnover (%)	210	167	114	61	77

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Period from 2-28-05 (inception date) to 12-31-05.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

10 Annualized.

See notes to financial statements

Annual report | Global Opportunities Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]
Per share operating performance

Net asset value, beginning of period	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment loss[4]	(0.10)	(0.09)	(0.14)	(0.08)	(0.04)
Net realized and unrealized gain (loss)
on investments	5.94	(8.37)	4.36	2.71	1.87
Total from investment operations	5.84	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.44)	—	—	—	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of period	$13.66	$8.29	$16.75	$13.04	$11.52
Total return (%)[5]	75.50[6]	(50.51)[7]	32.46[6]	22.76[6]	18.35[6,7]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$3	$2	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.51[9]	2.29[10]	2.78	2.68	3.38[10]
Expenses net of fee waivers	2.28[9]	2.21[10]	2.12	1.80	1.85[10]
Expenses net of fee waivers and credits	2.28[9]	2.20[10]	2.12	1.80	1.85[10]
Net investment loss	(0.99)	(0.72)[10]	(0.88)	(0.63)	(0.47)[10]
Portfolio turnover (%)	210	167	114	61	77

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Period from 2-28-05 (inception date) to 12-31-05.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

10 Annualized.

See notes to financial statements

20	Global Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]
Per share operating performance

Net asset value, beginning of year	$8.29	$16.75	$13.04	$11.52	$10.00
Net investment loss[4]	(0.10)	(0.09)	(0.16)	(0.08)	(0.04)
Net realized and unrealized gain (loss)
on investments	5.94	(8.37)	4.38	2.71	1.87
Total from investment operations	5.84	(8.46)	4.22	2.63	1.83
Less distributions
From net investment income	(0.44)	—	—	—	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.47)	—	(0.51)	(1.11)	(0.31)
Net asset value, end of year	$13.66	$8.29	$16.75	$13.04	$11.52
Total return (%)[5]	75.50[6]	(50.51)[7]	32.46[6]	22.76[6]	18.35[6,7]

Ratios and supplemental data

Net assets, end of year (in millions)	$23	$9	$4	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.44[9]	2.33[10]	2.79	2.68	3.38[10]
Expenses net of fee waivers	2.29[9]	2.21[10]	2.13	1.80	1.85[10]
Expenses net of fee waivers and credits	2.29[9]	2.21[10]	2.13	1.80	1.85[10]
Net investment loss	(1.00)	(0.76)	(1.01)	(0.63)	(0.47)
Portfolio turnover (%)	210	167	114	61	77

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Period from 2-28-05 (inception date) to 12-31-05.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

10 Annualized.

See notes to financial statements

Annual report | Global Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	10-31-09	10-31-08[1]	12-31-07	12-31-06	12-31-05[2,3]
Per share operating performance

Net asset value, beginning of year	$8.55	$17.11	$13.21	$11.60	$10.00
Net investment income[4]	0.01	0.08	0.02	0.02	0.03
Net realized and unrealized gain (loss)
on investments	6.03	(8.64)	4.39	2.74	1.88
Total from investment operations	6.04	(8.56)	4.41	2.76	1.91
Less distributions
From net investment income	(0.60)	—	—	(0.04)	—
From net realized gain	(0.03)	—	(0.51)	(1.11)	(0.31)
Total distributions	(0.63)	—	(0.51)	(1.15)	(0.31)
Net asset value, end of year	$13.96	$8.55	$17.11	$13.21	$11.60
Total return (%)[5]	77.19[6]	(50.03)[7]	33.48[6]	23.74[6]	19.15[6,7]

Ratios and supplemental data

Net assets, end of year (in millions)	$23	$8	$2	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[9]	1.18[10]	1.74	1.93	2.58[10]
Expenses net of fee waivers	1.17[9]	1.06[10]	1.09	1.05	1.05[10]
Expenses net of fee waivers and credits	1.17[9]	1.06[10]	1.09	1.05	1.05[10]
Net investment income	0.10	0.62[10]	0.15	0.12	0.33[10]
Portfolio turnover (%)	210	167	114	61	77

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Period from 2-28-05 (inception date) to 12-31-05.

3 Audited by previous independent registered public accounting firm.

4 Based on the average daily shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

10 Annualized.

See notes to financial statements

22	Global Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS NAV Period ended	10-31-09	10-31-08[1]	12-31-07[2]
Per share operating performance

Net asset value, beginning of year	$8.56	$17.12	$17.63
Net investment income (loss)[3]	0.03	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	6.06	(8.62)	0.01
Total from investment operations	6.09	(8.56)	0.00
Less distributions
From net investment income	(0.60)	—	—
From net realized gain	(0.03)	—	(0.51)
Total distributions	(0.63)	—	(0.51)
Net asset value, end of year	$14.02	$8.56	$17.12
Total return (%)[4]	77.85[5]	(50.00)[6]	0.07[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[8]	1.02[9]	1.70[9]
Expenses net of fee waivers	1.05[8]	0.97[9]	1.05[9]
Expenses net of fee waivers and credits	1.05[8]	0.97[9]	1.05[9]
Net investment income (loss)	0.25	0.51[9]	(0.17)[9]
Portfolio turnover (%)	210	167	114[10]

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Period from 10-29-07 (inception date) to 12-31-07.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

9 Annualized.

10 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Annual report | Global Opportunities Fund	23

Notes to financial statements

Note 1
Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 18, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

24	Global Opportunities Fund | Annual report

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Global Opportunities Fund	25

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency which are stated at market value.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Argentina	$2,667,338	—	—	$2,667,338

Brazil	41,862,858	—	—	41,862,858

Canada	17,469,201	$380,384	—	17,849,585

France	—	14,892,593	—	14,892,593

Hong Kong	—	3,630,333	—	3,630,333

India	—	1,989,494	—	1,989,494

Indonesia	—	5,374,231	—	5,374,231

South Africa	—	1,609,221	—	1,609,221

United Arab Emirates	—	10,029,178	—	10,029,178

United Kingdom	10,190,247	—	—	10,190,247

United States	81,901,876	—	$3,019	81,904,895

Investment Companies	9,067,824	—	—	9,067,824

Warrants	—	2,720,854	—	2,720,854

Short-Term Investments	—	20,538,986	—	20,538,986

Total Investments
in Securities	$163,159,344	$61,165,274	$3,019	$224,327,637

Other Financial
Instruments	—	$232,179	—	$232,179

Totals	$163,159,344	$61,397,453	$3,019	$224,559,816

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	CANADA	INDONESIA	UNITED STATES	TOTALS

Balance as of October 31, 2008	$435,632	$57,064	$2,897,270	$3,389,966
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation
(depreciation)	—	—	(2,894,272)	(2,894,272)
Net purchases (sales)	—	—	21	21
Net transfers in and/out of Level 3	(435,632)	(57,064)	—	(492,696)
Balance as of October 31, 2009	—	—	$3,019	$3,019

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount

26	Global Opportunities Fund | Annual report

of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Annual report | Global Opportunities Fund	27

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates accounted for a realized gain on securities in the Statement of Operations and amounted to $3,482.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with the Fund’s custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended October 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $41,552,173 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $30,996,200 and October 31, 2017 — $10,555,973.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. During the year ended October 31, 2009, the tax character of distributions paid was as follows: ordinary income $4,452,756 and long-term capital gain $26,364. There were no distributions during the period ended October 31, 2008. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $440,415 and long-term capital gain $445,870. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2009, the components of distributable earnings on a tax basis included $4,019,033 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax

28	Global Opportunities Fund | Annual report

differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and passive foreign investment companies.

Note 3
Financial instruments

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure, or as a part of an investment strategy, in order to gain exposure to a currency.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counter-party defaults, the Fund will have contractual remedies; however, there is no assurance that the counterparty will be able to meet its obligations or that the Fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the year ended October 31, 2009, the Fund used foreign currency exchange contracts to manage against anticipated currency exchange rates changes.

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the year ended October 31, 2009 are representative of the activity during the year:

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT		UNREALIZED
	COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

BUYS

Euro	2,930,000	4,283,865	1/29/2010	$26,656

Pound Sterling	868,000	1,387,776	1/29/2010	36,103

		5,671,641		$62,759

SELLS

Canadian Dollar	6,814,184	6,374,354	1/29/2010	$76,277

Canadian Dollar	14,673,000	13,665,956	1/29/2010	104,292

Euro	14,490,000	21,430,710	1/29/2010	113,493

Japanese Yen	32,670,000	365,028	1/29/2010	1,888

Japanese Yen	727,655,000	7,987,431	1/29/2010	(100,732)

Pound Sterling	4,793,000	7,836,699	1/29/2010	(25,798)

		57,660,178		$169,420

Options

The Fund may purchase and sell put and call options. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The Fund may use options to manage exposure to fluctuations in currency values or interest rates, enhance potential gains, or as a substitute for the purchase or sale of securities or currency. Options listed on an

Annual report | Global Opportunities Fund	29

exchange, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund purchases options, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the year ended October 31, 2009, the Fund used options to enhance potential gain/income.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at October 31, 2009, by risk category:

	STATEMENT OF ASSETS	FINANCIAL		LIABILITY
	AND LIABILITIES	INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange contracts	Receivable/pay-	Foreign forward	$358,709	($126,530)
	able for foreign	currency
	forward currency	contracts
exchange
contracts

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended October 31, 2009:

			TOTAL

Statement of Operations location —	Purchased	Forward foreign
Net realized gain (loss) on	Options	currency contracts
Foreign exchange contracts	$917,500	$532,148	$1,449,648

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended October 31, 2009:

		TOTAL

Statement of Operations location —
Change in unrealized appreciation	Forward foreign
(depreciation) on	currency contracts
Foreign exchange contracts	($2,759,809)	($2,759,809)

30	Global Opportunities Fund | Annual report

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.85% of the first $500,000,000 of average daily net asset value, (b) 0.825% of the next $500,000,000 and (c) 0.80% of the Fund’s daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

Prior to July 1, 2009 the Adviser had contractually agreed to reimburse the Fund for certain fund expenses excluding distribution and service fees, transfer agent fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business that exceed 1.05% of the Fund’s average daily net assets. Accordingly, the expense reductions related to this total expense limitation amounted to $64,478 for the year ended October 31, 2009. In addition, effective May 1, 2009, the Adviser had voluntarily agreed to limit the Fund’s total expenses on Class A, Class B, Class C and Class I shares to 1.49%, 2.19%, 2.19% and 1.10% respectively, of the Fund’s average daily net asset value. Effective June 30, 2009 these agreements have been terminated.

Effective July 1, 2009, the Adviser voluntarily agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and shareholder service fees. The reimbursements and limits are such that these expenses will not exceed 1.62% for Class A shares, 2.32% for Class B, shares 2.32% for Class C shares, 1.14% for Class I shares and 1.07% for Class NAV shares. The expense reimbursements and limits can be terminated by the Adviser at any time.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal services fees incurred for the year ended October 31, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Annual report | Global Opportunities Fund	31

Class A shares are assessed up-front sales charges. During the year ended October 31, 2009, the Distributor received net up- front sales charges of $316,765 with regard to sales of Class A shares. Of this amount, $49,922 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $263,912 was paid as sales commissions to unrelated broker-dealers and $2,931 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2009, CDSCs received by the Distributor amounted to $14,319 for Class B shares and $8,081 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04% for Classes A, B, C and I, respectively, based on each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

In addition, Signature Services had agreed to contractually limit the transfer agent fees to 0.15% for Class A, Class B and Class C shares until April 30, 2009. Waivers and reimbursements under this plan were $37,502, $2,345 and $6,827 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2009.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended October 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $22 for transfer agent credits earned.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended October 31, 2009, these fees totaled $5,344.

Class level expenses for the year ended October 31, 2009 were as follows:

	Distribution		State	Printing
Share class	and service fees	Transfer agent fees	registration fees	and postage fees

Class A	$227,430	$185,923	$3,278	$26,124
Class B	41,204	10,909	4,464	1,996
Class C	119,101	30,808	4,176	4,952
Class I	—	17,565	4,544	5,875
Total	$387,735	$245,205	$16,462	$38,947

32	Global Opportunities Fund | Annual report

Note 6
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2009, the period ended October 31, 2008 and the year ended December 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-09		Period ended 10-31-08[1]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	8,494,462	$101,382,878	7,826,014	$120,636,513	1,423,417	$23,626,225
Distributions
reinvested	390,444	2,873,666	—	—	36,526	604,511
Repurchased	(3,385,565)	(31,804,102)	(3,508,105)	(46,100,816)	(126,834)	(2,072,969)
Net increase	5,499,341	$72,452,442	4,317,909	$74,535,697	1,333,109	$22,157,767

Class B shares

Sold	321,342	$3,886,236	372,562	$5,914,312	125,740	$2,058,659
Distributions
reinvested	19,466	141,715	—	—	3,352	54,635
Repurchased	(146,773)	(1,396,064)	(121,630)	(1,605,918)	(13,634)	(213,510)
Net increase	194,035	$2,631,887	250,932	$4,308,394	115,458	$1,899,784

Class C shares

Sold	961,185	$11,678,676	1,239,634	$19,605,726	202,016	$3,317,467
Distributions
reinvested	52,790	384,311	—	—	4,282	69,793
Repurchased	(396,876)	(3,711,973)	(387,872)	(4,897,874)	(6,922)	(111,657)
Net increase	617,099	$8,351,014	851,762	$14,707,852	199,376	$3,275,603

Class I shares

Sold	1,612,505	$19,154,976	1,978,487	$30,011,805	126,177	$1,902,584
Distributions
reinvested	56,279	415,341	—	—	3,782	62,963
Repurchased	(973,672)	(9,874,647)	(1,182,703)	(18,591,905)	(49)	(811)
Net increase	695,112	$9,695,670	795,784	$11,419,900	129,910	$1,964,736

Class NAV shares

Sold	421,906	$4,921,452	177,562	$2,977,147	595	$10,394
Distributions
reinvested	6,681	49,372	—	—	—	—
Repurchased	(169,476)	(2,020,721)	(107,285)	(1,563,746)	—	—
Net increase	259,111	$2,950,103	70,277	$1,413,401	595	$10,394

Net increase	7,264,698	$96,081,116	6,286,664	$106,385,244	1,778,448	$29,308,284

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Annual report | Global Opportunities Fund	33

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended October 31, 2009, aggregated $329,887,610 and $248,911,624, respectively.

Note 9
Transactions in securities of
affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2009, is set forth below.

	Beginning	Ending
	share	share	Realized Dividend		Ending
Affiliate	amount	amount	gain	income	value

Rhodia SA
Bought: 1,178,373
sold: 670,978	—	507,395	$4,812,787	—	$7,447,978
Warren Resources, Inc.
Bought: 3,806,642
sold: 0	—	3,806,642	—	—	$8,222,347

34	Global Opportunities Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of
John Hancock Global Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for the period ended December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2009

Annual report | Global Opportunities Fund	35

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2009.

The Fund has designated distributions to shareholders of $26,364 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2009, 16.73% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

36	Global Opportunities Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Opportunities Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than five full years of operational history and considered the performance results for the Fund over 1- and 3-year time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark

Annual report | Global Opportunities Fund	37

index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Standard & Poor’s BMI Global Index, for the 1-year period under review. The Board viewed favorably that the Fund’s performance was higher than the performance of the Category and Peer Group medians and its benchmark index for the 3-year period.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and was not appreciably higher than the Category median. The also Board noted that the Fund’s Gross Expense Ratio was equal to the Peer Group median and higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific

38	Global Opportunities Fund | Annual report

to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences inservices.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the AdvisoryAgreements.

Annual report | Global Opportunities Fund	39

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Global Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	141,427,728.5384	52.655%	94.610%
Withhold	8,056,558.5786	3.000%	5.390%
TOTAL	149,484,287.1170	55.655%	100.000%

John G. Vrysen
Affirmative	141,495,137.7080	52.681%	94.656%
Withhold	7,989,149.4090	2.974%	5.344%
TOTAL	149,484,287.1170	55.655%	100.000%

James F. Carlin
Affirmative	141,377,007.2535	52.637%	94.576%
Withhold	8,107,279.8635	3.018%	5.424%
TOTAL	149,484,287.1170	55.655%	100.000%

William H. Cunningham
Affirmative	141,391,771.6227	52.642%	94.586%
Withhold	8,092,515.4943	3.013%	5.414%
TOTAL	149,484,287.1170	55.655%	100.000%

Deborah Jackson
Affirmative	141,429,730.6300	52.656%	94.612%
Withhold	8,054,556.4870	2.999%	5.388%
TOTAL	149,484,287.1170	55.655%	100.000%

Charles L. Ladner
Affirmative	141,254,538.0290	52.591%	94.495%
Withhold	8,229,749.0880	3.064%	5.505%
TOTAL	149,484,287.1170	55.655%	100.000%

Stanley Martin
Affirmative	141,440,829.6673	52.660%	94.619%
Withhold	8,043,457.4497	2.995%	5.381%
TOTAL	149,484,287.1170	55.655%	100.000%

Patti McGill Peterson
Affirmative	141,436,095.3478	52.659%	94.616%
Withhold	8,048,191.7692	2.996%	5.384%
TOTAL	149,484,287.1170	55.655%	100.000%

40	Global Opportunities Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	141,365,795.5744	52.632%	94.569%
Withhold	8,118,491.5426	3.023%	5.431%
TOTAL	149,484,287.1170	55.655%	100.000%

Steven R. Pruchansky
Affirmative	141,413,729.5482	52.650%	94.601%
Withhold	8,070,557.5688	3.005%	5.399%
TOTAL	149,484,287.1170	55.655%	100.000%

Gregory A. Russo
Affirmative	141,439,220.2789	52.660%	94.618%
Withhold	8,045,066.8381	2.995%	5.382%
TOTAL	149,484,287.1170	55.655%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust and its series, John Hancock Global Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,104,419.3448	38.558%	67.522%
Against	162,935.5632	2.024%	3.544%
Abstain	145,309.7940	1.805%	3.161%
Broker Non-Votes	1,184,956.0000	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions:

PROPOSALS 3A-3D AND 3F PASSED ON MAY 5, 2009. PROPOSAL 3E DID NOT PASS ON

MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	3,098,004.4498	38.479%	67.383%
Against	155,447.9492	1.931%	3.381%
Abstain	159,210.3030	1.977%	3.463%
Broker Non-Votes	1,184,958.0000	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

Annual report | Global Opportunities Fund	41

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	3,100,793.0158	38.513%	67.444%
Against	153,112.2762	1.902%	3.330%
Abstain	158,756.4100	1.972%	3.453%
Broker Non-Votes	1,184,959.0000	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

3C. Revise: Underwriting

Affirmative	3,093,495.0388	38.423%	67.285%
Against	159,995.6372	1.987%	3.480%
Abstain	159,173.0250	1.977%	3.462%
Broker Non-Votes	1,184,957.0010	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

3D. Revise: Real Estate

Affirmative	3,081,716.6418	38.277%	67.029%
Against	159,354.7772	1.979%	3.466%
Abstain	171,592.2830	2.131%	3.732%
Broker Non-Votes	1,184,957.0000	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

3E. Revise: Loans

Affirmative	3,066,762.4378	38.091%	66.704%
Against	180,012.5282	2.236%	3.915%
Abstain	165,888.7360	2.060%	3.608%
Broker Non-Votes	1,184,957.0000	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

3F. Revise: Senior Securities

Affirmative	3,086,513.7608	38.336%	67.133%
Against	167,321.1742	2.078%	3.639%
Abstain	158,828.7660	1.973%	3.455%
Broker Non-Votes	1,184,957.0010	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

42	Global Opportunities Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to “compensation” plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,960,904.9574	34.245%	64.018%
Against	155,969.8190	2.724%	5.092%
Abstain	142,837.5046	2.495%	4.663%
Broker Non-Votes	803,342.0000	14.030%	26.227%
TOTAL	3,063,054.2810	53.494%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	138,714.0316	38.916%	50.065%
Against	22,539.8054	6.324%	8.135%
Abstain	3,855.6910	1.082%	1.392%
Broker Non-Votes	111,959.0000	31.411%	40.408%
TOTAL	277,068.5280	77.733%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	353,277.3000	32.941%	52.981%
Against	27,718.0000	2.585%	4.157%
Abstain	23,496.7570	2.191%	3.524%
Broker Non-Votes	262,303.0000	24.458%	39.338%
TOTAL	666,795.0570	62.175%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

Affirmative	2,989,376.3218	37.130%	65.020%
Against	263,301.2072	3.270%	5.727%
Abstain	159,983.1730	1.987%	3.480%
Broker Non-Votes	1,184,960.0000	14.718%	25.773%
TOTAL	4,597,620.7020	57.105%	100.000%

Annual report | Global Opportunities Fund	43

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	101,949,875.3464	37.958%	68.201%
Against	7,631,351.3404	2.841%	5.105%
Abstain	7,276,751.4292	2.709%	4.868%
Broker Non-Votes	32,626,309.0010	12.147%	21.826%
TOTAL	149,484,287.1170	55.655%	100.000%

44	Global Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009), Lincoln National Corporation (insurance) (since 2006), Resolute Energy Corporation (oil and gas) (since 2009), Southwest Airlines (since 2000), Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (2003–2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner, Born: 1938	2005	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | Global Opportunities Fund	45

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	262

Senior Executive Vice President (since 2009), Executive Vice President (1999–2009), Manulife Financial
Corporation; Director and President, John Hancock Variable Life Insurance Company (since 2007);
Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and
John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management
Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.)
(until 2004).

46	Global Opportunities Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	47

Senior Vice President (since 2006), Vice President (until 2006), Manulife Financial Corporation;
Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, The
Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC (“JHIMS”), and
John Hancock Funds, LLC (since 2007); Chief Operating Officer, JHF II and JHT (since 2007); Chief
Operating Officer, John Hancock Funds and JHF III (2007–2009); Director, John Hancock Signature
Services, Inc. (“Signature Services”) (since 2005); Chief Financial Officer, John Hancock Advisers, LLC,
The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”),
JHIMS, John Hancock Funds, LLC, JHF, JHF II, JHF III and JHT (2005–2007).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global (U.S.) (since 2005); Chairman and Director, Signature Services
(since 2005); Director, President and Chief Executive Officer, John Hancock Investment Management
Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds (since 2005) and
JHF III (since 2006); Executive Vice President (since 2009), President and Chief Executive Officer (until
2009), JHT and JHF II; Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since
2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice
President, John Hancock Funds, LLC (until 2005).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock Funds and JHF
III; Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | Global Opportunities Fund	47

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief
Legal Counsel, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2008); Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007);
Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000–2006);
Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000–2004); Secretary and
Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005); Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (since 2007); Vice President and Chief Compliance
Officer, John Hancock Advisers, LLC and JHIMS (until 2007); Vice President and Chief Compliance
Officer, MFC Global (U.S.) (2005–2008); Vice President and Assistant Treasurer, Fidelity Group of
Funds (until 2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services,
LLC (since 2007); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007);
Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–
2007); Vice President, Goldman Sachs (2005–2007); Managing Director and Treasurer of Scudder
Funds, Deutsche Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

[1] Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee. Mr. Pruchansky was appointed by the Board of Trustees effective September 1, 2009.

[3] Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

48	Global Opportunities Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Global Opportunities Fund	49

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	6900A 10/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $148,980 for the fiscal year ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund - $32,326, John Hancock Large Cap Equity Fund - $31,977, John Hancock Global Opportunities Fund - $28,739, John Hancock Small Cap Intrinsic Value Fund - $27,731 and John Hancock Sovereign Investors Fund - $28,207) and $168,421 for the fiscal period ended October 31, 2008 (the funds of the registrant changed the fiscal year end to October 31) (itemized as follows: John Hancock Balanced Fund - $36,556, John Hancock Large Cap Equity Fund - $37,607, John Hancock Global Opportunities Fund - $25,263, John Hancock Small Cap Intrinsic Value Fund - $24,763 and John Hancock Sovereign Investors Fund - $44,232). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $6,920 for the fiscal year ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund - $1,184, John Hancock Large Cap Equity Fund - $2.184, John Hancock Global Opportunities Fund - $1,184, John Hancock Small Cap Intrinsic Value Fund - $1,184 and John Hancock Sovereign Investors Fund - $1,184) and there were no audit-related fees during the fiscal period ended October 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $13,801 for the fiscal year ended October 31, 2009 (itemized as follows: John Hancock Balanced Fund - $3,504, John Hancock Large Cap Equity Fund - $2,722, John Hancock Global Opportunities Fund - $2,502, John Hancock Small Cap Intrinsic Value Fund - $2,360 and John Hancock Sovereign Investors Fund - $2,713) and $13,300 for the fiscal period ended October 31, 2008 (itemized as follows:

John Hancock Balanced Fund - $3,300, John Hancock Large Cap Equity Fund - $3,900, John Hancock Global Opportunities Fund - $1,050, John Hancock Small Cap Intrinsic Value Fund -$1,050 and John Hancock Sovereign Investors Fund - $4,000). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2009 amounted to $6,275 (itemized as follows: John Hancock Balanced Fund - $1,555, John Hancock Large Cap Equity Fund - $1,555, John Hancock Global Opportunities Fund - $1,555, John Hancock Small Cap Intrinsic Value Fund -$1,555 and John Hancock Sovereign Investors Fund - $55) and there were no other fees during the fiscal period ended October 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,211,454 for the fiscal year ended October 31, 2009 and $4,601,072 for the fiscal period ended October 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009